Quarterly Holdings Report
for

Fidelity® U.S. Bond Index Fund

November 30, 2019

UBI-QTLY-0120
1.810715.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.3%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.45% 6/30/20	$4,405	$4,412
2.8% 2/17/21	7,396	7,461
2.95% 7/15/26	6,575	6,665
3.4% 5/15/25	7,618	7,954
3.55% 6/1/24	2,465	2,581
3.6% 7/15/25	5,210	5,487
3.8% 3/15/22	8,218	8,528
3.8% 2/15/27	7,396	7,863
4% 1/15/22	822	856
4.125% 2/17/26	22,450	24,235
4.35% 6/15/45	20,346	21,716
4.5% 3/9/48	7,864	8,564
4.55% 3/9/49	150	165
4.65% 6/1/44	6,467	7,068
4.75% 5/15/46	8,464	9,462
4.85% 7/15/45	2,465	2,777
4.9% 8/15/37	20,897	23,881
5.15% 11/15/46	693	814
5.15% 2/15/50	24,935	29,724
5.55% 8/15/41	5,999	7,287
6.35% 3/15/40	822	1,075
6.375% 3/1/41	5,629	7,463
British Telecommunications PLC 9.625% 12/15/30 (a)	3,710	5,672
Orange SA 5.5% 2/6/44	2,465	3,261
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	11,012	11,945
4.895% 3/6/48	3,000	3,405
5.213% 3/8/47	5,383	6,352
5.462% 2/16/21	2,219	2,309
5.52% 3/1/49	2,700	3,332
7.045% 6/20/36	2,136	2,996
Verizon Communications, Inc.:
2.625% 8/15/26	19,007	19,354
3.5% 11/1/24	2,465	2,612
4.125% 3/16/27	5,753	6,394
4.272% 1/15/36	19,951	22,763
4.4% 11/1/34	3,102	3,600
4.75% 11/1/41	822	998
5.012% 4/15/49	9,679	12,451
5.012% 8/21/54	10,319	13,519
5.25% 3/16/37	12,737	16,095
5.5% 3/16/47	22,089	30,024
6.55% 9/15/43	10,285	15,226
		378,346
Entertainment - 0.2%
NBCUniversal, Inc. 6.4% 4/30/40	2,465	3,544
The Walt Disney Co.:
2% 9/1/29	8,583	8,337
2.75% 9/1/49	8,574	8,253
3.7% 10/15/25	5,753	6,220
5.4% 10/1/43	3,184	4,433
5.65% 8/15/20	822	844
6.15% 3/1/37	3,250	4,566
6.15% 2/15/41	8,628	12,575
TWDC Enterprises 18 Corp. 2.3% 2/12/21	3,895	3,918
Viacom, Inc.:
4.25% 9/1/23	6,389	6,776
4.375% 3/15/43	2,165	2,236
		61,702
Interactive Media & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	1,890	1,884
3.625% 5/19/21	3,107	3,185
		5,069
Media - 0.8%
CBS Corp.:
3.375% 2/15/28	8,670	8,833
4% 1/15/26	4,931	5,282
4.6% 1/15/45	5,999	6,554
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	9,039	9,582
4.908% 7/23/25	6,557	7,191
5.125% 7/1/49	10,155	10,990
5.75% 4/1/48	4,297	4,976
6.384% 10/23/35	11,053	13,790
6.484% 10/23/45	3,854	4,778
Comcast Corp.:
1.625% 1/15/22	8,628	8,580
2.35% 1/15/27	19,558	19,552
2.65% 2/1/30	6,480	6,508
3.125% 7/15/22	2,465	2,543
3.15% 3/1/26	4,109	4,312
3.3% 2/1/27	9,788	10,383
3.375% 8/15/25	11,258	11,927
3.45% 10/1/21	4,684	4,815
3.45% 2/1/50	6,100	6,259
3.7% 4/15/24	8,522	9,063
3.969% 11/1/47	4,274	4,753
4% 3/1/48	9,861	11,030
4.15% 10/15/28	15,490	17,463
4.65% 7/15/42	7,396	8,939
4.7% 10/15/48	23,212	28,822
4.75% 3/1/44	4,437	5,416
4.95% 10/15/58	6,180	8,072
6.4% 3/1/40	822	1,186
6.55% 7/1/39	2,465	3,578
6.95% 8/15/37	5,505	8,208
Discovery Communications LLC:
3.25% 4/1/23	1,922	1,971
4.875% 4/1/43	4,026	4,393
5% 9/20/37	3,820	4,247
5.2% 9/20/47	6,903	7,860
Fox Corp.:
4.03% 1/25/24 (b)	3,863	4,109
4.709% 1/25/29 (b)	8,530	9,681
5.476% 1/25/39 (b)	3,131	3,852
5.576% 1/25/49 (b)	7,653	9,752
Time Warner Cable, Inc.:
4.5% 9/15/42	9,039	9,052
7.3% 7/1/38	3,287	4,215
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	4,199	4,143
2.55% 2/15/22	2,309	2,347
3% 7/30/46	3,698	3,728
3.15% 9/17/25	7,782	8,274
4.125% 6/1/44	4,684	5,602
		336,611
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	4,525	4,632
3.625% 4/22/29	6,897	7,316
6.125% 11/15/37	6,874	9,194
Rogers Communications, Inc.:
2.9% 11/15/26	2,055	2,099
3.625% 12/15/25	1,644	1,750
3.7% 11/15/49	5,000	5,124
4.1% 10/1/23	3,965	4,223
5.45% 10/1/43	4,746	6,050
Vodafone Group PLC:
2.5% 9/26/22	2,465	2,502
2.95% 2/19/23	5,670	5,802
3.75% 1/16/24	8,497	8,960
4.375% 5/30/28	21,035	23,374
5.125% 6/19/59	3,000	3,491
5.25% 5/30/48	16,693	19,946
		104,463

TOTAL COMMUNICATION SERVICES		886,191

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	6,533	6,509
1.7% 9/9/21	3,698	3,687
2.15% 3/13/20	7,026	7,030
2.3% 9/9/26	4,109	4,099
3.55% 1/12/24	20,052	21,147
Ford Motor Co. 4.75% 1/15/43	6,286	5,480
General Motors Co.:
5% 10/1/28	5,652	6,048
5.2% 4/1/45	3,509	3,496
6.6% 4/1/36	4,799	5,579
6.75% 4/1/46	5,880	6,841
General Motors Financial Co., Inc.:
3.15% 1/15/20	5,448	5,450
3.25% 1/5/23	5,916	6,012
3.85% 1/5/28	5,753	5,794
4% 1/15/25	5,071	5,255
4% 10/6/26	3,024	3,099
4.3% 7/13/25	10,190	10,732
4.35% 1/17/27	6,575	6,818
4.375% 9/25/21	7,552	7,812
5.65% 1/17/29	9,253	10,277
		131,165
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	1,644	1,949
Ingersoll-Rand Global Holding Co. Ltd.:
2.9% 2/21/21	3,904	3,932
3.75% 8/21/28	3,821	4,064
4.3% 2/21/48	4,084	4,545
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,326	2,681
3.959% 7/1/38	3,883	4,479
Northwestern University 4.643% 12/1/44	2,753	3,517
President and Fellows of Harvard College:
3.3% 7/15/56	3,985	4,320
3.619% 10/1/37	822	905
Rice University 3.774% 5/15/55	1,560	1,778
Trustees of Princeton Univ. 5.7% 3/1/39	822	1,167
University Notre Dame du Lac 3.438% 2/15/45	2,737	2,993
University of Southern California 5.25% 10/1/2111	1,644	2,463
		38,793
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	1,890	1,905
3.625% 9/1/49	10,170	10,369
3.7% 1/30/26	13,863	14,907
4.45% 3/1/47	4,667	5,410
4.875% 12/9/45	4,462	5,476
6.3% 3/1/38	5,789	7,980
Metropolitan Museum of Art 3.4% 7/1/45	2,465	2,620
Starbucks Corp.:
2.45% 6/15/26	8,218	8,285
3.8% 8/15/25	5,711	6,150
3.85% 10/1/23	1,540	1,638
4% 11/15/28	5,753	6,416
4.5% 11/15/48	3,863	4,482
		75,638
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.4% 2/22/23	13,025	13,235
2.8% 8/22/24	5,325	5,507
3.15% 8/22/27	8,596	9,134
3.875% 8/22/37	4,159	4,738
4.05% 8/22/47	10,634	12,708
4.25% 8/22/57	5,457	6,697
4.8% 12/5/34	4,931	6,133
		58,152
Multiline Retail - 0.1%
Dollar Tree, Inc.:
3.7% 5/15/23	7,149	7,428
4% 5/15/25	6,575	6,938
Kohl's Corp. 4.75% 12/15/23	1,748	1,861
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	3,904	3,856
4.3% 2/15/43	3,904	3,147
Nordstrom, Inc.:
4% 3/15/27	3,706	3,809
5% 1/15/44	1,644	1,604
Target Corp.:
3.875% 7/15/20	2,465	2,495
3.9% 11/15/47	7,141	8,269
4% 7/1/42	5,753	6,648
		46,055
Specialty Retail - 0.2%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,082	3,298
AutoZone, Inc.:
3.125% 7/15/23	3,143	3,233
3.25% 4/15/25	3,287	3,421
3.7% 4/15/22	4,520	4,668
3.75% 6/1/27	4,770	5,103
Lowe's Companies, Inc.:
3.65% 4/5/29	8,801	9,433
3.7% 4/15/46	2,876	2,940
4.05% 5/3/47	9,450	10,155
4.55% 4/5/49	7,782	9,042
4.625% 4/15/20	1,644	1,647
4.65% 4/15/42	5,342	6,158
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,321	2,437
The Home Depot, Inc.:
2.8% 9/14/27	4,109	4,301
3% 4/1/26	8,242	8,648
3.75% 2/15/24	5,527	5,891
3.9% 12/6/28	4,733	5,335
3.9% 6/15/47	7,048	8,038
4.2% 4/1/43	1,294	1,501
4.25% 4/1/46	2,696	3,198
4.5% 12/6/48	6,139	7,668
4.875% 2/15/44	2,362	3,011
5.875% 12/16/36	8,546	11,825
		120,951
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.375% 11/1/46	3,698	3,952

TOTAL CONSUMER DISCRETIONARY		474,706

CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.625% 1/17/23	2,321	2,363
3.3% 2/1/23	7,572	7,851
3.65% 2/1/26	49,741	53,175
4.625% 2/1/44	4,725	5,320
4.7% 2/1/36	4,002	4,660
4.9% 2/1/46	14,940	17,797
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	1,915	1,942
4.15% 1/23/25	11,546	12,571
4.439% 10/6/48	6,076	6,909
4.6% 4/15/48	15,408	17,877
5.55% 1/23/49	12,748	16,908
5.8% 1/23/59 (Reg. S)	11,463	16,134
8.2% 1/15/39	2,301	3,644
Constellation Brands, Inc.:
3.5% 5/9/27	8,218	8,616
3.7% 12/6/26	6,204	6,634
Dr. Pepper Snapple Group, Inc.:
2% 1/15/20	2,342	2,340
4.057% 5/25/23	12,326	13,036
4.985% 5/25/38	5,916	6,942
Molson Coors Brewing Co.:
2.1% 7/15/21	4,026	4,022
3% 7/15/26	14,299	14,377
4.2% 7/15/46	10,872	10,707
PepsiCo, Inc.:
2.15% 10/14/20	9,861	9,887
2.25% 5/2/22	9,861	9,958
2.375% 10/6/26	5,547	5,660
3% 10/15/27	14,965	15,898
3.6% 8/13/42	2,465	2,692
4.25% 10/22/44	4,931	5,907
4.45% 4/14/46	4,766	5,948
The Coca-Cola Co.:
1.55% 9/1/21	3,279	3,265
2.2% 5/25/22	12,326	12,455
2.875% 10/27/25	7,873	8,233
3.15% 11/15/20	3,041	3,078
		316,806
Food & Staples Retailing - 0.2%
Costco Wholesale Corp. 2.75% 5/18/24	4,931	5,092
Kroger Co.:
2.65% 10/15/26	2,342	2,346
3.5% 2/1/26	3,287	3,446
5.15% 8/1/43	2,240	2,556
5.4% 1/15/49	5,349	6,518
Sysco Corp.:
3.3% 7/15/26	2,696	2,838
3.75% 10/1/25	4,684	5,035
Walgreen Co. 3.1% 9/15/22	2,342	2,377
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	4,109	4,178
4.65% 6/1/46	4,520	4,550
Walmart, Inc.:
2.95% 9/24/49	5,200	5,229
3.3% 4/22/24	15,613	16,417
3.4% 6/26/23	7,692	8,075
3.7% 6/26/28	10,108	11,176
4.05% 6/29/48	6,311	7,556
4.3% 4/22/44	4,931	6,076
5.625% 4/1/40	1,644	2,346
5.625% 4/15/41	3,780	5,431
6.5% 8/15/37	6,800	10,249
		111,491
Food Products - 0.4%
Campbell Soup Co.:
2.5% 8/2/22	3,904	3,943
4.8% 3/15/48	11,504	13,242
Conagra Brands, Inc.:
3.2% 1/25/23	7,236	7,420
3.8% 10/22/21	3,863	3,977
4.3% 5/1/24	7,372	7,910
4.85% 11/1/28	11,201	12,721
5.3% 11/1/38	4,072	4,743
5.4% 11/1/48	7,376	8,780
General Mills, Inc.:
3.7% 10/17/23	11,463	12,093
4.2% 4/17/28	14,134	15,761
4.55% 4/17/38	5,010	5,826
H.J. Heinz Co.:
3% 6/1/26	10,683	10,644
4.375% 6/1/46	5,613	5,467
4.625% 1/30/29	6,000	6,571
5% 7/15/35	2,876	3,136
5.2% 7/15/45	4,256	4,591
Kellogg Co.:
3.125% 5/17/22	1,540	1,572
3.25% 4/1/26	3,057	3,167
4.3% 5/15/28	4,931	5,467
Kraft Foods Group, Inc.:
3.5% 6/6/22	9,574	9,897
5% 6/4/42	2,321	2,466
The J.M. Smucker Co. 2.5% 3/15/20	4,684	4,691
Tyson Foods, Inc.:
3.95% 8/15/24	6,225	6,651
4% 3/1/26	6,056	6,552
4.35% 3/1/29	7,396	8,384
5.1% 9/28/48	7,664	9,537
Unilever Capital Corp.:
2% 7/28/26	1,716	1,703
3.1% 7/30/25	2,383	2,495
		189,407
Household Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	8,218	8,661
Kimberly-Clark Corp.:
2.4% 3/1/22	4,274	4,321
2.4% 6/1/23	6,575	6,672
3.2% 7/30/46	2,055	2,108
Procter & Gamble Co.:
2.3% 2/6/22	3,863	3,916
2.85% 8/11/27	3,698	3,919
3.1% 8/15/23	8,218	8,622
		38,219
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22	5,753	5,836
3.8% 2/14/24	3,821	4,016
3.875% 9/16/46	8,218	7,803
4.25% 8/9/42	8,036	8,089
4.8% 2/14/29	10,905	12,056
5.8% 2/14/39	7,684	9,031
5.95% 2/14/49	8,546	10,296
BAT Capital Corp.:
2.764% 8/15/22	7,807	7,892
3.222% 8/15/24	8,464	8,617
3.557% 8/15/27	17,397	17,720
4.39% 8/15/37	8,920	8,841
4.54% 8/15/47	13,757	13,425
Philip Morris International, Inc.:
1.875% 2/25/21	12,326	12,318
2.125% 5/10/23	2,547	2,547
2.75% 2/25/26	3,082	3,137
3.6% 11/15/23	3,017	3,189
3.875% 8/21/42	3,965	4,173
4.125% 3/4/43	8,218	8,929
4.5% 3/26/20	1,644	1,657
4.875% 11/15/43	4,931	5,897
6.375% 5/16/38	1,192	1,661
Reynolds American, Inc.:
4.45% 6/12/25	5,801	6,212
4.85% 9/15/23	1,479	1,598
5.85% 8/15/45	3,484	3,940
7.25% 6/15/37	5,933	7,530
		176,410

TOTAL CONSUMER STAPLES		832,333

ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Baker Hughes A GE Co. LLC 5.125% 9/15/40	1,644	1,912
Baker Hughes A Ge Co. LLC / Co.- 4.08% 12/15/47	13,240	13,492
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,123	3,274
Halliburton Co.:
3.8% 11/15/25	8,530	8,992
5% 11/15/45	6,196	6,917
7.45% 9/15/39	1,233	1,756
		36,343
Oil, Gas & Consumable Fuels - 2.3%
Apache Corp.:
4.375% 10/15/28	14,646	14,848
5.1% 9/1/40	2,465	2,405
Boardwalk Pipelines LP 4.95% 12/15/24	3,904	4,206
BP Capital Markets PLC:
2.315% 2/13/20	1,479	1,480
2.5% 11/6/22	2,465	2,503
2.521% 1/15/20	4,931	4,934
3.062% 3/17/22	3,082	3,159
3.279% 9/19/27	10,470	10,989
Canadian Natural Resources Ltd.:
2.95% 1/15/23	9,580	9,746
3.9% 2/1/25	1,540	1,633
4.95% 6/1/47	5,259	6,219
6.25% 3/15/38	5,629	7,128
Cenovus Energy, Inc.:
3% 8/15/22	1,397	1,413
3.8% 9/15/23	1,438	1,487
4.25% 4/15/27	7,807	8,198
5.4% 6/15/47	7,724	8,798
6.75% 11/15/39	1,644	2,037
Chevron Corp.:
1.961% 3/3/20	7,088	7,088
2.1% 5/16/21	11,299	11,336
2.895% 3/3/24	19,336	20,065
2.954% 5/16/26	9,039	9,505
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	2,500	2,512
4.5% 6/1/25	2,732	2,969
ConocoPhillips Co.:
4.95% 3/15/26	20,174	23,262
5.95% 3/15/46	4,931	7,045
6.5% 2/1/39	6,187	8,998
DCP Midstream Operating LP 3.875% 3/15/23	3,102	3,149
Devon Energy Corp.:
5% 6/15/45	2,876	3,360
5.6% 7/15/41	2,362	2,871
Ecopetrol SA:
5.375% 6/26/26	3,895	4,301
5.875% 5/28/45	3,123	3,555
7.375% 9/18/43	4,060	5,386
Enbridge Energy Partners LP 4.2% 9/15/21	7,149	7,363
Enbridge, Inc.:
3.5% 6/10/24	2,321	2,414
5.5% 12/1/46	11,908	14,932
Encana Corp.:
3.9% 11/15/21	4,026	4,117
6.5% 2/1/38	4,109	4,821
Energy Transfer Partners LP:
3.6% 2/1/23	7,026	7,184
4.15% 10/1/20	3,698	3,743
4.95% 6/15/28	7,749	8,337
5.15% 3/15/45	6,575	6,671
6% 6/15/48	8,097	9,237
6.25% 4/15/49	2,395	2,831
Enterprise Products Operating LP:
3.7% 2/15/26	1,454	1,543
3.95% 2/15/27	21,267	22,898
4.05% 2/15/22	7,663	7,986
4.2% 1/31/50	4,890	5,233
4.25% 2/15/48	9,516	10,178
4.8% 2/1/49	6,035	6,992
4.85% 8/15/42	2,055	2,333
4.85% 3/15/44	4,109	4,700
4.9% 5/15/46	3,517	4,049
5.7% 2/15/42	1,644	2,064
7.55% 4/15/38	1,644	2,362
EOG Resources, Inc. 4.15% 1/15/26	4,602	5,064
Equinor ASA:
3.625% 9/10/28	9,927	10,934
3.7% 3/1/24	2,999	3,204
5.1% 8/17/40	1,644	2,121
Exxon Mobil Corp.:
2.726% 3/1/23	8,218	8,426
3.043% 3/1/26	6,846	7,209
3.567% 3/6/45	5,464	5,959
Hess Corp.:
3.5% 7/15/24	3,123	3,198
5.6% 2/15/41	2,794	3,185
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,025	10,311
3.5% 9/1/23	1,644	1,702
3.95% 9/1/22	5,753	5,980
4.25% 9/1/24	12,326	13,154
5% 3/1/43	822	893
5.5% 3/1/44	5,750	6,587
5.625% 9/1/41	822	943
6.55% 9/15/40	2,465	3,080
Kinder Morgan, Inc.:
4.3% 3/1/28	8,192	8,878
5.2% 3/1/48	7,215	8,320
5.3% 12/1/34	7,026	8,039
Magellan Midstream Partners LP:
4.25% 9/15/46	4,520	4,814
5% 3/1/26	2,465	2,779
Marathon Oil Corp.:
3.85% 6/1/25	5,753	6,027
5.2% 6/1/45	4,109	4,625
Marathon Petroleum Corp.:
4.5% 4/1/48	4,790	5,054
4.75% 12/15/23	4,697	5,086
5.125% 3/1/21	822	852
6.5% 3/1/41	822	1,043
MPLX LP:
4.125% 3/1/27	7,765	8,060
4.7% 4/15/48	16,024	15,934
4.8% 2/15/29	7,552	8,177
5.2% 3/1/47	5,029	5,304
Nexen, Inc. 5.875% 3/10/35	3,048	3,952
Noble Energy, Inc. 4.95% 8/15/47	11,341	12,089
Occidental Petroleum Corp.:
2.7% 8/15/22	3,688	3,719
2.7% 2/15/23	4,931	4,958
2.9% 8/15/24	7,875	7,912
3.125% 2/15/22	1,644	1,669
3.2% 8/15/26	4,452	4,478
3.4% 4/15/26	2,794	2,842
3.45% 7/15/24	4,109	4,162
3.5% 8/15/29	10,729	10,834
4.1% 2/15/47	2,317	2,208
4.2% 3/15/48	4,790	4,654
4.3% 8/15/39	2,044	2,068
4.4% 4/15/46	4,191	4,158
4.4% 8/15/49	2,045	2,077
4.5% 7/15/44	6,570	6,555
4.85% 3/15/21	8,337	8,594
6.2% 3/15/40	1,644	1,954
6.45% 9/15/36	2,199	2,674
6.6% 3/15/46	3,821	4,903
ONEOK Partners LP 3.375% 10/1/22	4,109	4,212
ONEOK, Inc.:
4.45% 9/1/49	4,800	4,782
4.95% 7/13/47	4,807	5,070
5.2% 7/15/48	2,482	2,725
Petro-Canada 6.8% 5/15/38	6,940	9,721
Petroleos Mexicanos:
5.35% 2/12/28	7,620	7,380
5.625% 1/23/46	2,514	2,220
6.35% 2/12/48	17,798	16,793
6.49% 1/23/27 (b)	15,353	16,159
6.5% 3/13/27	13,397	14,020
6.75% 9/21/47	10,876	10,726
6.84% 1/23/30 (b)	14,291	14,984
7.69% 1/23/50 (b)	18,815	20,170
Phillips 66 Co.:
4.875% 11/15/44	822	997
5.875% 5/1/42	7,807	10,532
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	5,916	6,037
4.65% 10/15/25	10,066	10,696
4.9% 2/15/45	1,561	1,510
5.75% 1/15/20	822	825
6.65% 1/15/37	2,297	2,638
Shell International Finance BV:
1.75% 9/12/21	5,342	5,331
2% 11/7/24	8,100	8,066
2.125% 5/11/20	6,821	6,830
2.375% 8/21/22	2,465	2,499
2.375% 11/7/29	14,500	14,347
3.125% 11/7/49	11,500	11,497
3.25% 5/11/25	11,637	12,267
3.5% 11/13/23	5,753	6,077
4% 5/10/46	3,287	3,787
4.375% 5/11/45	10,930	13,171
6.375% 12/15/38	3,452	5,009
Spectra Energy Partners LP:
3.375% 10/15/26	13,403	13,858
4.75% 3/15/24	3,965	4,308
Suncor Energy, Inc.:
3.6% 12/1/24	5,823	6,150
4% 11/15/47	4,109	4,413
6.85% 6/1/39	1,644	2,323
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	6,180	6,343
5.3% 4/1/44	4,766	4,924
5.4% 10/1/47	4,520	4,760
The Williams Companies, Inc.:
4.55% 6/24/24	4,663	4,992
5.75% 6/24/44	1,561	1,789
Total Capital International SA:
2.7% 1/25/23	1,561	1,594
2.75% 6/19/21	4,931	5,000
2.875% 2/17/22	3,431	3,507
3.455% 2/19/29	17,537	19,009
3.75% 4/10/24	1,644	1,756
TransCanada PipeLines Ltd.:
2.5% 8/1/22	4,109	4,152
4.75% 5/15/38	8,622	9,842
4.875% 1/15/26	4,109	4,598
4.875% 5/15/48	4,043	4,728
5.1% 3/15/49	2,874	3,472
6.1% 6/1/40	5,505	7,174
Transcontinental Gas Pipe Line Co. LLC:
4.45% 8/1/42	6,369	6,636
4.6% 3/15/48	3,287	3,483
Valero Energy Corp.:
4% 4/1/29	7,664	8,197
6.625% 6/15/37	4,454	5,872
Western Gas Partners LP:
4% 7/1/22	2,465	2,504
4.5% 3/1/28	5,753	5,516
4.75% 8/15/28	7,232	7,012
5.3% 3/1/48	5,753	4,805
Williams Partners LP:
3.35% 8/15/22	2,301	2,358
3.75% 6/15/27	19,197	19,654
3.9% 1/15/25	2,897	3,020
4.85% 3/1/48	3,928	4,114
		1,072,916

TOTAL ENERGY		1,109,259

FINANCIALS - 7.6%
Banks - 4.1%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	5,696	6,158
Bank of America Corp.:
2.503% 10/21/22	7,396	7,459
2.625% 4/19/21	5,753	5,805
3.004% 12/20/23 (a)	8,707	8,893
3.194% 7/23/30 (a)	12,166	12,565
3.248% 10/21/27	3,082	3,213
3.366% 1/23/26 (a)	8,711	9,092
3.419% 12/20/28 (a)	14,895	15,617
3.593% 7/21/28 (a)	9,122	9,677
3.705% 4/24/28 (a)	7,232	7,714
3.864% 7/23/24 (a)	19,969	21,038
3.97% 3/5/29 (a)	18,000	19,589
3.974% 2/7/30 (a)	11,619	12,701
4% 4/1/24	3,997	4,278
4% 1/22/25	4,931	5,247
4.1% 7/24/23	5,753	6,133
4.183% 11/25/27	4,232	4,584
4.2% 8/26/24	6,985	7,485
4.25% 10/22/26	3,287	3,593
4.271% 7/23/29 (a)	14,800	16,469
4.33% 3/15/50 (a)	10,757	12,948
4.443% 1/20/48 (a)	12,532	15,228
4.45% 3/3/26	10,683	11,728
5% 1/21/44	4,412	5,757
Bank of Montreal:
3.3% 2/5/24	13,320	13,850
3.803% 12/15/32 (a)	9,580	9,974
Bank of Nova Scotia:
3.4% 2/11/24	19,599	20,500
4.375% 1/13/21	822	844
4.5% 12/16/25	13,050	14,226
Barclays PLC:
3.25% 1/12/21	6,164	6,222
3.932% 5/7/25 (a)	13,028	13,585
4.337% 1/10/28	4,602	4,909
4.375% 1/12/26	4,289	4,599
4.836% 5/9/28	7,889	8,424
4.95% 1/10/47	13,280	15,274
5.25% 8/17/45	4,602	5,466
BB&T Corp.:
2.75% 4/1/22	7,289	7,405
3.8% 10/30/26	2,573	2,765
BNP Paribas SA 2.375% 5/21/20	9,533	9,551
BPCE SA:
2.25% 1/27/20	3,431	3,431
4% 4/15/24	1,716	1,837
Capital One Bank NA 3.375% 2/15/23	2,079	2,142
Capital One NA 2.25% 9/13/21	7,396	7,411
Citigroup, Inc.:
3 month U.S. LIBOR + 1.023% 4.044% 6/1/24 (a)(c)	16,435	17,350
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (a)(c)	9,244	9,742
2.35% 8/2/21	17,339	17,416
2.75% 4/25/22	11,989	12,166
3.142% 1/24/23 (a)	18,901	19,246
3.668% 7/24/28 (a)	6,229	6,616
3.7% 1/12/26	9,146	9,753
3.887% 1/10/28 (a)	3,698	3,979
3.98% 3/20/30 (a)	13,412	14,615
4.125% 7/25/28	12,688	13,791
4.4% 6/10/25	3,287	3,551
4.6% 3/9/26	4,931	5,427
4.65% 7/23/48	8,700	10,801
4.75% 5/18/46	6,467	7,728
5.3% 5/6/44	1,644	2,084
5.5% 9/13/25	4,109	4,698
5.875% 1/30/42	1,377	1,918
8.125% 7/15/39	6,575	10,892
Citizens Financial Group, Inc.:
2.375% 7/28/21	3,582	3,595
4.3% 12/3/25	1,554	1,672
Comerica, Inc. 3.8% 7/22/26	2,999	3,155
Commonwealth Bank of Australia New York Branch 2.3% 3/12/20	6,204	6,211
Corporacion Andina de Fomento 4.375% 6/15/22	11,587	12,153
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	10,296	10,707
3.8% 6/9/23	16,435	17,177
4.55% 4/17/26	6,985	7,761
4.875% 5/15/45	4,289	5,380
Credit Suisse New York Branch:
3% 10/29/21	2,573	2,619
3.625% 9/9/24	8,156	8,626
Discover Bank 4.2% 8/8/23	5,753	6,124
Export-Import Bank of Korea:
2.875% 1/21/25	6,245	6,449
5% 4/11/22	5,071	5,401
Fifth Third Bancorp:
2.6% 6/15/22	6,146	6,214
3.5% 3/15/22	1,356	1,397
8.25% 3/1/38	1,708	2,631
HSBC Holdings PLC:
2.65% 1/5/22	17,257	17,409
3.4% 3/8/21	8,711	8,850
3.803% 3/11/25 (a)	26,696	27,903
3.9% 5/25/26	9,039	9,624
4.25% 8/18/25	4,602	4,890
4.292% 9/12/26 (a)	13,847	14,884
4.375% 11/23/26	23,584	25,374
4.875% 1/14/22	8,300	8,766
5.1% 4/5/21	2,301	2,391
5.25% 3/14/44	3,946	4,883
6.5% 9/15/37	8,628	11,719
HSBC U.S.A., Inc. 3.5% 6/23/24	5,753	6,067
Huntington Bancshares, Inc.:
2.3% 1/14/22	14,792	14,859
3.15% 3/14/21	7,807	7,907
Japan Bank International Cooperation:
1.875% 7/21/26	3,260	3,219
2.125% 2/10/25	1,716	1,725
2.25% 11/4/26	4,486	4,527
2.375% 11/16/22	9,438	9,551
2.375% 4/20/26	10,730	10,924
2.75% 1/21/26	2,720	2,824
2.875% 6/1/27	6,246	6,576
3.125% 7/20/21	3,386	3,455
3.25% 7/20/28	7,396	8,065
JPMorgan Chase & Co.:
2.776% 4/25/23 (a)	4,109	4,165
2.95% 10/1/26	20,733	21,390
3.22% 3/1/25 (a)	14,331	14,824
3.25% 9/23/22	3,287	3,396
3.3% 4/1/26	7,396	7,769
3.375% 5/1/23	1,561	1,619
3.509% 1/23/29 (a)	26,000	27,533
3.54% 5/1/28 (a)	13,970	14,813
3.559% 4/23/24 (a)	8,218	8,564
3.797% 7/23/24 (a)	11,382	11,973
3.875% 9/10/24	26,892	28,581
3.882% 7/24/38 (a)	3,698	4,069
3.9% 7/15/25	17,750	19,062
3.964% 11/15/48 (a)	7,724	8,779
4.005% 4/23/29 (a)	16,874	18,504
4.125% 12/15/26	4,828	5,281
4.203% 7/23/29 (a)	15,399	17,074
4.35% 8/15/21	1,644	1,708
4.5% 1/24/22	10,683	11,209
4.625% 5/10/21	1,233	1,278
4.85% 2/1/44	4,109	5,221
4.95% 6/1/45	7,843	9,895
5.5% 10/15/40	4,684	6,231
5.6% 7/15/41	1,233	1,676
5.625% 8/16/43	4,109	5,512
KeyBank NA 3.4% 5/20/26	4,289	4,470
KeyCorp 2.9% 9/15/20	4,766	4,800
Lloyds Bank PLC:
3.5% 5/14/25	7,067	7,460
4.344% 1/9/48	12,326	12,981
4.65% 3/24/26	7,067	7,643
Lloyds Banking Group PLC:
3.1% 7/6/21	8,218	8,345
4.582% 12/10/25	9,580	10,280
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	4,289	4,296
2.801% 7/18/24	6,706	6,825
2.998% 2/22/22	7,560	7,710
3.195% 7/18/29	11,687	12,118
3.751% 7/18/39	6,514	7,121
3.85% 3/1/26	5,407	5,806
3.961% 3/2/28	18,079	19,820
Mizuho Financial Group, Inc.:
2.953% 2/28/22	7,067	7,187
3.549% 3/5/23	9,861	10,255
National Australia Bank Ltd. 2.5% 5/22/22	8,218	8,308
Nordic Investment Bank 2.125% 2/1/22	3,260	3,289
Oesterreichische Kontrollbank:
2.375% 10/1/21	3,883	3,927
2.875% 9/7/21	3,455	3,522
PNC Bank NA:
2.6% 7/21/20	5,730	5,751
2.625% 2/17/22	9,861	9,993
PNC Financial Services Group, Inc.:
2.2% 11/1/24	5,540	5,526
3.5% 1/23/24	14,370	15,131
3.9% 4/29/24	4,643	4,950
Rabobank Nederland:
3.75% 7/21/26	15,819	16,518
3.95% 11/9/22	4,546	4,742
4.375% 8/4/25	5,147	5,593
4.5% 1/11/21	822	845
5.25% 5/24/41	2,465	3,412
Rabobank Nederland New York Branch:
2.75% 1/10/23	13,970	14,210
3.375% 5/21/25	3,217	3,423
Regions Financial Corp.:
2.75% 8/14/22	6,229	6,326
3.2% 2/8/21	18,153	18,371
Royal Bank of Canada:
2.15% 3/6/20	5,403	5,406
2.75% 2/1/22	10,683	10,874
4.65% 1/27/26	10,675	11,859
Royal Bank of Scotland Group PLC:
3.498% 5/15/23 (a)	8,411	8,585
3.754% 11/1/29 (a)	10,600	10,694
3.875% 9/12/23	3,260	3,391
4.445% 5/8/30 (a)	5,748	6,263
4.8% 4/5/26	5,424	6,011
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	8,973	9,195
Sumitomo Mitsui Banking Corp.:
2.45% 1/16/20	4,289	4,292
3.4% 7/11/24	4,911	5,154
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	12,326	12,425
2.778% 10/18/22	6,204	6,313
2.784% 7/12/22	8,620	8,761
2.846% 1/11/22	8,711	8,842
3.102% 1/17/23	31,345	32,125
3.936% 10/16/23	12,886	13,657
Synchrony Bank 3% 6/15/22	5,753	5,833
The Toronto-Dominion Bank:
2.5% 12/14/20	11,522	11,593
3.5% 7/19/23	8,218	8,645
U.S. Bancorp:
2.625% 1/24/22	11,402	11,578
3% 7/30/29	8,900	9,197
3.1% 4/27/26	7,396	7,706
4.125% 5/24/21	2,465	2,541
Wells Fargo & Co.:
2.1% 7/26/21	8,218	8,235
2.406% 10/30/25 (a)	15,810	15,778
2.6% 7/22/20	6,279	6,305
2.625% 7/22/22	12,145	12,291
3% 10/23/26	16,706	17,175
3.3% 9/9/24	3,800	3,964
3.45% 2/13/23	3,020	3,124
3.55% 9/29/25	3,484	3,679
3.75% 1/24/24	35,240	37,234
3.9% 5/1/45	3,911	4,436
4.1% 6/3/26	2,650	2,863
4.4% 6/14/46	5,868	6,775
4.48% 1/16/24	3,135	3,391
4.75% 12/7/46	13,148	16,064
4.9% 11/17/45	7,928	9,846
5.375% 11/2/43	1,520	1,965
5.606% 1/15/44	9,352	12,321
Westpac Banking Corp.:
2% 8/19/21	7,051	7,052
2.3% 5/26/20	2,465	2,469
2.5% 6/28/22	20,897	21,123
2.85% 5/13/26	3,904	3,996
3.3% 2/26/24	26,696	27,773
4.421% 7/24/39	4,790	5,189
Zions Bancorp NA 4.5% 6/13/23	171	181
		1,866,072
Capital Markets - 1.2%
Affiliated Managers Group, Inc. 3.5% 8/1/25	3,904	4,070
Bank of New York Mellon Corp.:
2.6% 8/17/20	7,724	7,758
2.6% 2/7/22	8,218	8,333
2.8% 5/4/26	4,626	4,772
2.95% 1/29/23	12,326	12,693
BlackRock, Inc.:
3.5% 3/18/24	2,383	2,537
4.25% 5/24/21	5,342	5,530
Deutsche Bank AG 4.5% 4/1/25	2,573	2,497
Deutsche Bank AG New York Branch:
2.95% 8/20/20	8,054	8,071
3.3% 11/16/22	7,560	7,597
3.7% 5/30/24	8,054	8,080
3.95% 2/27/23	14,178	14,439
4.1% 1/13/26	17,914	17,980
Eaton Vance Corp. 3.625% 6/15/23	2,321	2,431
Franklin Resources, Inc. 2.85% 3/30/25	3,123	3,234
Goldman Sachs Group, Inc.:
2.35% 11/15/21	22,557	22,654
3% 4/26/22	13,740	13,899
3.2% 2/23/23	19,041	19,584
3.5% 1/23/25	22,109	23,101
3.625% 1/22/23	7,396	7,713
3.625% 2/20/24	8,628	9,044
3.75% 2/25/26	4,782	5,074
3.85% 7/8/24	3,123	3,306
3.85% 1/26/27	24,850	26,461
4.25% 10/21/25	4,109	4,437
4.75% 10/21/45	12,967	15,795
5.25% 7/27/21	3,698	3,886
5.75% 1/24/22	3,534	3,794
5.95% 1/15/27	12,326	14,766
6% 6/15/20	1,356	1,385
6.75% 10/1/37	16,810	23,125
Intercontinental Exchange, Inc.:
3.75% 12/1/25	4,725	5,099
3.75% 9/21/28	7,667	8,391
4% 10/15/23	3,082	3,292
4.25% 9/21/48	5,800	6,807
Merrill Lynch & Co., Inc. 7.75% 5/14/38	3,431	5,347
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (a)(c)	6,212	7,235
2.625% 11/17/21	14,282	14,437
2.65% 1/27/20	9,039	9,048
2.75% 5/19/22	9,861	9,999
3.125% 1/23/23	50,292	51,644
3.125% 7/27/26	4,602	4,770
3.591% 7/22/28 (a)	6,985	7,419
3.7% 10/23/24	4,931	5,222
3.75% 2/25/23	5,568	5,828
3.875% 4/29/24	12,064	12,818
3.875% 1/27/26	4,315	4,650
3.95% 4/23/27	28,092	30,076
3.971% 7/22/38 (a)	5,136	5,662
4.3% 1/27/45	1,644	1,941
4.375% 1/22/47	9,122	11,107
5.5% 7/28/21	2,794	2,951
5.75% 1/25/21	4,109	4,280
6.375% 7/24/42	2,383	3,534
7.25% 4/1/32	822	1,171
State Street Corp. 2.65% 5/19/26	6,204	6,329
		537,103
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	11,783	11,876
3.5% 5/26/22	7,765	7,979
3.65% 7/21/27	3,698	3,809
3.875% 1/23/28	12,902	13,400
4.45% 12/16/21	6,903	7,191
4.45% 10/1/25	8,094	8,711
4.5% 5/15/21	11,587	11,968
4.625% 7/1/22	7,765	8,204
4.875% 1/16/24	7,026	7,618
American Express Co.:
2.5% 8/1/22	10,321	10,432
2.5% 7/30/24	14,370	14,499
4.05% 12/3/42	5,732	6,741
Capital One Financial Corp.:
3.2% 1/30/23	11,439	11,762
3.75% 7/28/26	8,013	8,400
3.75% 3/9/27	19,065	20,188
3.8% 1/31/28	10,683	11,333
4.75% 7/15/21	3,287	3,423
Discover Financial Services:
4.5% 1/30/26	15,464	16,889
5.2% 4/27/22	822	877
Ford Motor Credit Co. LLC:
3.2% 1/15/21	3,088	3,100
3.219% 1/9/22	3,002	3,011
3.336% 3/18/21	3,646	3,666
3.815% 11/2/27	8,736	8,303
4.134% 8/4/25	5,753	5,751
4.25% 9/20/22	1,544	1,585
4.375% 8/6/23	3,431	3,527
4.389% 1/8/26	2,822	2,826
5.584% 3/18/24	8,218	8,794
5.875% 8/2/21	9,348	9,787
GE Capital International Funding Co.:
2.342% 11/15/20	4,679	4,674
3.373% 11/15/25	23,667	24,463
4.418% 11/15/35	26,211	28,213
John Deere Capital Corp.:
2.05% 3/10/20	6,307	6,309
2.55% 1/8/21	8,547	8,609
2.65% 6/24/24	8,596	8,814
2.65% 6/10/26	4,109	4,214
2.7% 1/6/23	8,218	8,409
2.8% 1/27/23	4,109	4,209
2.8% 3/6/23	2,671	2,747
2.8% 9/8/27	5,753	5,940
3.45% 3/7/29	16,435	17,809
Synchrony Financial:
2.7% 2/3/20	6,575	6,578
3.7% 8/4/26	3,881	3,988
4.375% 3/19/24	9,249	9,800
5.15% 3/19/29	22,382	25,204
Toyota Motor Credit Corp.:
1.9% 4/8/21	1,644	1,646
2.15% 3/12/20	5,547	5,551
2.6% 1/11/22	6,575	6,670
2.7% 1/11/23	8,218	8,405
2.75% 5/17/21	2,136	2,163
3.35% 1/8/24	11,496	12,069
		442,134
Diversified Financial Services - 0.8%
AB Svensk Exportkredit 2.375% 3/9/22	4,602	4,665
Berkshire Hathaway Finance Corp.:
4.2% 8/15/48	9,754	11,505
5.75% 1/15/40	4,109	5,709
Berkshire Hathaway, Inc.:
3.125% 3/15/26	9,450	9,956
4.5% 2/11/43	1,644	2,005
BP Capital Markets America, Inc.:
3.017% 1/16/27	7,807	8,102
3.224% 4/14/24	12,454	12,950
3.245% 5/6/22	6,369	6,572
4.5% 10/1/20	1,644	1,678
Brixmor Operating Partnership LP:
3.25% 9/15/23	3,854	3,988
3.9% 3/15/27	4,635	4,874
4.125% 6/15/26	6,204	6,622
4.125% 5/15/29	5,548	5,987
DH Europe Finance II SARL:
2.2% 11/15/24	6,790	6,777
2.6% 11/15/29	7,940	7,973
3.4% 11/15/49	8,600	8,855
Export Development Canada:
2.625% 2/21/24	9,580	9,929
2.75% 3/15/23	37,520	38,774
General Electric Capital Corp.:
4.65% 10/17/21	1,648	1,722
5.875% 1/14/38	3,677	4,507
6.15% 8/7/37	447	558
6.875% 1/10/39	942	1,267
ING U.S., Inc. 5.7% 7/15/43	3,082	3,884
KfW:
1.5% 4/20/20	2,321	2,319
1.5% 6/15/21	24,538	24,465
1.875% 6/30/20	4,660	4,664
2% 10/4/22	20,692	20,879
2% 5/2/25	3,143	3,190
2.125% 3/7/22	6,724	6,792
2.125% 1/17/23	9,861	9,997
2.375% 12/29/22	27,223	27,800
2.5% 11/20/24	8,567	8,893
2.625% 2/28/24	16,765	17,400
2.75% 10/1/20	3,431	3,459
2.875% 4/3/28	12,622	13,658
3.125% 12/15/21	15,860	16,318
4% 1/27/20	2,465	2,473
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	6,985	6,970
2.5% 11/15/27	7,264	7,631
Voya Financial, Inc. 3.65% 6/15/26	12,975	13,702
		359,469
Insurance - 0.5%
ACE INA Holdings, Inc.:
3.35% 5/3/26	3,468	3,705
4.35% 11/3/45	3,287	4,044
AFLAC, Inc. 4% 10/15/46	3,107	3,356
Allstate Corp.:
3.28% 12/15/26	3,879	4,127
4.2% 12/15/46	6,212	7,315
American International Group, Inc.:
3.375% 8/15/20	4,746	4,794
3.75% 7/10/25	2,342	2,491
3.875% 1/15/35	2,219	2,365
3.9% 4/1/26	3,098	3,329
4.2% 4/1/28	15,243	16,803
4.5% 7/16/44	7,293	8,328
4.7% 7/10/35	4,766	5,524
4.75% 4/1/48	8,077	9,656
4.875% 6/1/22	7,396	7,915
6.4% 12/15/20	2,383	2,488
Aon PLC:
3.5% 6/14/24	1,644	1,720
4% 11/27/23	2,465	2,615
4.6% 6/14/44	1,315	1,519
4.75% 5/15/45	4,832	5,744
Baylor Scott & White Holdings 3.967% 11/15/46	2,055	2,284
Brighthouse Financial, Inc. 4.7% 6/22/47	7,807	7,061
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	5,844	5,866
3.6% 8/19/49	6,993	7,071
4.4% 3/15/48	7,979	9,169
Lincoln National Corp. 3.625% 12/12/26	4,931	5,206
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	3,904	3,906
3.5% 6/3/24	1,561	1,639
3.875% 3/15/24	7,807	8,300
4.05% 10/15/23	5,568	5,913
4.2% 3/1/48	4,002	4,583
4.35% 1/30/47	2,301	2,665
4.375% 3/15/29	6,327	7,166
4.9% 3/15/49	7,643	9,691
MetLife, Inc.:
4.6% 5/13/46	1,644	2,006
4.721% 12/15/44 (a)	4,109	5,006
5.875% 2/6/41	2,059	2,827
Principal Financial Group, Inc. 4.3% 11/15/46	6,575	7,464
Progressive Corp. 2.45% 1/15/27	3,895	3,933
Prudential Financial, Inc.:
3.878% 3/27/28	5,259	5,816
3.905% 12/7/47	452	489
3.935% 12/7/49	8,809	9,572
4.35% 2/25/50	6,377	7,387
4.418% 3/27/48	5,218	6,067
5.7% 12/14/36	312	420
The Chubb Corp. 6.5% 5/15/38	2,884	4,293
The Travelers Companies, Inc.:
4.3% 8/25/45	1,199	1,429
6.25% 6/15/37	6,862	9,790
		244,857

TOTAL FINANCIALS		3,449,635

HEALTH CARE - 2.9%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	2,244	2,256
2.5% 5/14/20	5,834	5,844
2.6% 11/21/24 (b)	12,700	12,767
2.9% 11/6/22	4,684	4,771
2.95% 11/21/26 (b)	9,300	9,387
3.2% 11/21/29 (b)	15,900	16,133
3.6% 5/14/25	7,396	7,756
4.05% 11/21/39 (b)	9,300	9,695
4.25% 11/14/28	6,812	7,506
4.25% 11/21/49 (b)	15,400	16,184
4.3% 5/14/36	5,144	5,586
4.4% 11/6/42	3,924	4,235
4.45% 5/14/46	5,753	6,186
4.7% 5/14/45	10,828	12,039
4.875% 11/14/48	4,790	5,476
Amgen, Inc.:
2.6% 8/19/26	8,628	8,747
3.125% 5/1/25	1,644	1,706
3.875% 11/15/21	7,889	8,128
4.4% 5/1/45	8,160	9,226
4.663% 6/15/51	10,250	12,116
Gilead Sciences, Inc.:
2.55% 9/1/20	3,895	3,913
3.65% 3/1/26	5,078	5,458
4.15% 3/1/47	10,223	11,426
4.75% 3/1/46	9,039	10,911
		197,452
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
2.9% 11/30/21	9,327	9,495
3.75% 11/30/26	5,730	6,283
4.75% 11/30/36	3,698	4,604
4.9% 11/30/46	8,546	11,350
Becton, Dickinson & Co.:
2.675% 12/15/19	1,129	1,129
3.363% 6/6/24	8,218	8,551
3.7% 6/6/27	16,485	17,647
4.685% 12/15/44	8,928	10,536
Boston Scientific Corp.:
3.45% 3/1/24	3,821	3,999
4% 3/1/29	8,875	9,882
4.7% 3/1/49	7,643	9,366
Danaher Corp. 4.375% 9/15/45	1,948	2,319
Medtronic Global Holdings SCA 3.35% 4/1/27	12,039	12,880
Medtronic, Inc. 4.625% 3/15/45	10,621	13,606
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	9,352	9,821
		131,468
Health Care Providers & Services - 1.1%
Aetna, Inc.:
2.8% 6/15/23	12,326	12,512
3.875% 8/15/47	4,300	4,335
4.125% 11/15/42	9,324	9,613
Allina Health System, Inc. 3.887% 4/15/49	5,451	6,033
Anthem, Inc.:
3.3% 1/15/23	1,644	1,700
3.65% 12/1/27	18,901	19,961
4.375% 12/1/47	3,698	4,054
4.55% 3/1/48	3,870	4,369
4.625% 5/15/42	2,136	2,391
4.65% 1/15/43	1,644	1,861
Cardinal Health, Inc. 4.368% 6/15/47	11,414	11,383
Childrens Hosp Medical Ctr 4.268% 5/15/44	2,728	3,202
Cigna Corp.:
3% 7/15/23 (b)	8,218	8,354
3.75% 7/15/23	15,363	16,061
4% 2/15/22 (b)	3,780	3,898
4.125% 11/15/25	8,099	8,739
4.375% 10/15/28	21,818	24,203
4.5% 2/25/26 (b)	9,582	10,474
4.8% 8/15/38	19,369	22,410
4.8% 7/15/46 (b)	6,245	7,176
4.9% 12/15/48	6,997	8,288
6.125% 11/15/41 (b)	2,465	3,181
Commonspirit Health 4.35% 11/1/42	1,644	1,713
CVS Health Corp.:
2.8% 7/20/20	6,903	6,935
2.875% 6/1/26	6,164	6,238
3% 8/15/26	4,607	4,715
3.25% 8/15/29	14,445	14,670
3.7% 3/9/23	17,318	18,034
3.875% 7/20/25	3,829	4,081
4.1% 3/25/25	14,093	15,134
4.3% 3/25/28	19,640	21,409
4.875% 7/20/35	2,547	2,922
5.05% 3/25/48	22,516	26,639
5.125% 7/20/45	7,239	8,552
5.3% 12/5/43	3,609	4,328
HCA Holdings, Inc. 5.25% 6/15/49	9,580	10,781
Humana, Inc.:
3.125% 8/15/29	6,680	6,782
4.95% 10/1/44	2,055	2,407
Kaiser Foundation Hospitals:
3.266% 11/1/49	7,510	7,581
4.15% 5/1/47	5,384	6,274
4.875% 4/1/42	1,479	1,871
McKesson Corp.:
3.796% 3/15/24	4,109	4,329
4.883% 3/15/44	4,109	4,492
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	2,465	2,952
New York & Presbyterian Hospital:
4.024% 8/1/45	2,876	3,303
4.063% 8/1/56	2,161	2,469
NYU Hospitals Center 4.784% 7/1/44	6,245	7,590
Partners Healthcare System, Inc. 4.117% 7/1/55	2,876	3,331
UnitedHealth Group, Inc.:
2.3% 12/15/19	7,088	7,089
2.375% 8/15/24	8,104	8,180
2.7% 7/15/20	4,931	4,954
2.875% 12/15/21	2,116	2,154
3.375% 4/15/27	4,437	4,729
3.5% 6/15/23	7,314	7,657
3.7% 8/15/49	8,622	9,255
3.75% 7/15/25	2,876	3,100
3.75% 10/15/47	7,856	8,470
3.85% 6/15/28	9,540	10,501
3.875% 12/15/28	12,319	13,667
3.875% 8/15/59	6,802	7,319
4.2% 1/15/47	2,958	3,391
4.375% 3/15/42	9,697	11,203
4.75% 7/15/45	1,373	1,702
		497,101
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	13,412	13,268
3% 4/15/23	3,838	3,952
4.15% 2/1/24	3,598	3,862
5.3% 2/1/44	4,782	6,183
		27,265
Pharmaceuticals - 1.0%
Actavis Funding SCS:
3% 3/12/20	22,270	22,307
3.45% 3/15/22	14,812	15,134
3.8% 3/15/25	7,248	7,607
4.55% 3/15/35	5,464	5,951
4.75% 3/15/45	5,202	5,718
Allergan PLC 3.25% 10/1/22	2,465	2,519
AstraZeneca PLC:
4.375% 11/16/45	6,196	7,339
4.375% 8/17/48	10,164	12,056
6.45% 9/15/37	2,671	3,770
Bayer U.S. Finance II LLC:
2.75% 7/15/21 (b)	5,224	5,247
2.85% 4/15/25 (b)	3,143	3,060
3.95% 4/15/45 (b)	1,142	1,093
Bristol-Myers Squibb Co.:
2.875% 8/15/20 (b)	3,000	3,021
2.9% 7/26/24 (b)	9,355	9,648
3.2% 6/15/26 (b)	3,353	3,524
3.25% 8/1/42	2,301	2,368
3.4% 7/26/29 (b)	15,088	16,191
3.875% 8/15/25 (b)	9,500	10,255
4.125% 6/15/39 (b)	2,347	2,712
4.25% 10/26/49 (b)	9,963	11,832
4.35% 11/15/47 (b)	5,500	6,499
4.55% 2/20/48 (b)	15,000	18,393
5% 8/15/45 (b)	4,300	5,520
GlaxoSmithKline Capital PLC 3% 6/1/24	9,580	9,926
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	5,932	8,641
Johnson & Johnson:
1.65% 3/1/21	3,098	3,095
2.45% 3/1/26	4,593	4,679
3.4% 1/15/38	7,667	8,273
3.5% 1/15/48	4,931	5,477
3.625% 3/3/37	3,287	3,655
4.5% 12/5/43	5,444	6,833
4.85% 5/15/41	3,500	4,565
Merck & Co., Inc.:
1.85% 2/10/20	7,396	7,396
2.4% 9/15/22	1,644	1,670
2.9% 3/7/24	9,436	9,799
3.6% 9/15/42	1,644	1,806
3.7% 2/10/45	5,259	5,915
3.875% 1/15/21	822	838
3.9% 3/7/39	10,000	11,566
Mylan NV:
3.15% 6/15/21	1,644	1,663
3.95% 6/15/26	2,326	2,419
5.2% 4/15/48	2,465	2,678
5.25% 6/15/46	2,712	2,984
Novartis Capital Corp.:
2.4% 5/17/22	9,533	9,664
2.4% 9/21/22	3,082	3,130
3% 11/20/25	8,604	9,041
3.1% 5/17/27	4,841	5,120
3.7% 9/21/42	2,321	2,611
4% 11/20/45	4,306	5,072
Perrigo Co. PLC 3.5% 3/15/21	1,446	1,454
Perrigo Finance PLC:
4.375% 3/15/26	2,659	2,712
4.9% 12/15/44	1,946	1,804
Pfizer, Inc.:
2.95% 3/15/24	3,863	4,017
3% 12/15/26	5,505	5,819
3.2% 9/15/23	10,452	10,894
3.45% 3/15/29	6,846	7,416
3.9% 3/15/39	5,177	5,899
4% 12/15/36	7,807	9,059
4.125% 12/15/46	2,703	3,195
4.2% 9/15/48	6,410	7,687
4.4% 5/15/44	3,443	4,194
7.2% 3/15/39	4,437	7,051
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	9,319	9,361
2.875% 9/23/23	7,765	7,905
3.2% 9/23/26	32,197	33,297
Zoetis, Inc.:
3.25% 2/1/23	4,109	4,228
3.95% 9/12/47	1,644	1,810
4.7% 2/1/43	1,068	1,283
		449,365

TOTAL HEALTH CARE		1,302,651

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3% 5/11/21	4,766	4,844
3.375% 5/15/23	7,807	8,170
3.75% 5/15/28	7,724	8,586
Lockheed Martin Corp.:
3.55% 1/15/26	6,245	6,709
4.09% 9/15/52	7,854	9,241
Northrop Grumman Corp.:
3.25% 1/15/28	6,903	7,199
3.85% 4/15/45	1,540	1,676
4.03% 10/15/47	15,474	17,361
4.75% 6/1/43	3,287	4,005
Raytheon Co.:
3.125% 10/15/20	1,644	1,662
3.15% 12/15/24	7,314	7,631
4.875% 10/15/40	822	1,038
Rockwell Collins, Inc.:
2.8% 3/15/22	6,985	7,099
4.35% 4/15/47	5,424	6,439
The Boeing Co.:
2.125% 3/1/22	3,089	3,093
2.5% 3/1/25	3,780	3,823
2.7% 2/1/27	6,514	6,624
2.8% 3/1/23	4,060	4,143
2.95% 2/1/30	8,334	8,588
3.625% 3/1/48	3,287	3,474
3.65% 3/1/47	2,268	2,380
3.75% 2/1/50	10,250	11,076
6.875% 3/15/39	2,712	4,030
United Technologies Corp.:
2.3% 5/4/22	8,218	8,277
2.65% 11/1/26	3,945	4,041
3.1% 6/1/22	2,362	2,425
3.65% 8/16/23	16,008	16,875
3.75% 11/1/46	3,164	3,479
4.05% 5/4/47	1,915	2,195
4.125% 11/16/28	12,088	13,601
4.5% 4/15/20	3,287	3,317
4.5% 6/1/42	6,065	7,316
4.625% 11/16/48	10,853	13,594
5.7% 4/15/40	1,644	2,233
		216,244
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.2% 2/1/25	3,139	3,263
3.9% 2/1/35	4,848	4,949
4.4% 1/15/47	6,575	6,697
4.55% 4/1/46	1,233	1,292
4.95% 10/17/48	6,489	7,188
United Parcel Service, Inc.:
2.4% 11/15/26	6,164	6,236
3.4% 11/15/46	2,177	2,214
3.75% 11/15/47	5,078	5,507
6.2% 1/15/38	2,055	2,894
		40,240
Airlines - 0.0%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	1,598	1,671
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	5,622	5,790
Continental Airlines, Inc. 4% 4/29/26	2,702	2,861
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	497	517
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	6,946	7,089
		17,928
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 1.375% 6/8/21	7,724	7,681
Republic Services, Inc.:
2.9% 7/1/26	3,468	3,553
3.2% 3/15/25	9,266	9,656
3.95% 5/15/28	8,628	9,542
Waste Management, Inc.:
2.4% 5/15/23	4,355	4,396
2.9% 9/15/22	5,485	5,621
4.15% 7/15/49	10,538	12,223
		52,672
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	4,705	4,799
4% 11/2/32	1,561	1,783
4.15% 11/2/42	1,561	1,769
		8,351
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	3,287	3,301
2.375% 8/26/29	9,127	9,016
2.875% 10/15/27	3,287	3,423
3.125% 9/19/46	2,268	2,209
3.25% 8/26/49	7,032	6,968
Covidien International Finance SA 3.2% 6/15/22	1,767	1,816
General Electric Co.:
3.375% 3/11/24	4,718	4,886
4.5% 3/11/44	24,957	27,651
Honeywell International, Inc.:
2.5% 11/1/26	5,884	5,995
3.812% 11/21/47	1,151	1,327
Roper Technologies, Inc.:
2.8% 12/15/21	5,432	5,505
3.8% 12/15/26	6,985	7,459
		79,556
Machinery - 0.2%
Caterpillar Financial Services Corp.:
1.7% 8/9/21	7,716	7,683
2% 3/5/20	3,204	3,204
2.25% 12/1/19	5,424	5,424
2.4% 6/6/22	8,218	8,309
2.4% 8/9/26	2,342	2,367
2.85% 6/1/22	3,287	3,364
3.45% 5/15/23	11,504	12,059
Caterpillar, Inc.:
2.6% 6/26/22	4,931	5,011
3.803% 8/15/42	2,055	2,324
5.3% 9/15/35	5,753	7,324
Deere & Co.:
2.875% 9/7/49	3,870	3,737
5.375% 10/16/29	822	1,022
Fortive Corp. 2.35% 6/15/21	5,424	5,431
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	4,185	4,193
3.8% 3/21/29	11,793	12,596
4.65% 11/1/44	4,931	5,674
Parker Hannifin Corp.:
3.25% 3/1/27	4,643	4,840
4% 6/14/49	4,890	5,246
4.1% 3/1/47	4,651	5,006
		104,814
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	5,753	5,954
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,301	2,366
3.05% 3/15/22	8,218	8,410
3.25% 6/15/27	6,164	6,564
3.9% 8/1/46	3,813	4,244
4.05% 6/15/48	8,815	10,081
4.125% 6/15/47	2,342	2,710
4.15% 4/1/45	1,397	1,608
4.375% 9/1/42	3,698	4,323
4.55% 9/1/44	2,465	2,981
4.9% 4/1/44	3,287	4,115
Canadian National Railway Co.:
2.85% 12/15/21	4,109	4,172
3.2% 8/2/46	2,712	2,853
CSX Corp.:
3.25% 6/1/27	4,109	4,338
3.4% 8/1/24	3,800	3,999
3.8% 11/1/46	4,701	5,030
3.95% 5/1/50	2,938	3,190
4.1% 3/15/44	5,568	6,174
4.5% 3/15/49	7,971	9,386
4.75% 11/15/48	4,758	5,849
Norfolk Southern Corp.:
3% 4/1/22	6,164	6,294
3.25% 12/1/21	4,109	4,200
3.65% 8/1/25	9,861	10,555
3.95% 10/1/42	1,561	1,702
4.05% 8/15/52	4,886	5,454
4.65% 1/15/46	2,678	3,205
Union Pacific Corp.:
2.75% 3/1/26	5,473	5,635
3% 4/15/27	4,109	4,337
3.35% 8/15/46	3,879	3,822
3.6% 9/15/37	2,712	2,851
3.7% 3/1/29	7,544	8,229
3.799% 10/1/51	2,301	2,503
3.839% 3/20/60 (b)	11,556	11,767
		162,947
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	7,741	7,808
2.75% 1/15/23	8,218	8,302
3.375% 6/1/21	11,524	11,707
3.625% 12/1/27	7,855	8,131
3.75% 2/1/22	3,139	3,227
4.25% 2/1/24	10,816	11,556
		50,731

TOTAL INDUSTRIALS		739,437

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	8,300	8,300
2.2% 9/20/23	6,171	6,233
2.5% 9/20/26	4,109	4,212
3.5% 6/15/25	3,509	3,779
4.45% 1/15/20	1,644	1,649
5.9% 2/15/39	10,203	14,392
		38,565
Electronic Equipment & Components - 0.2%
Corning, Inc.:
3.9% 11/15/49	5,000	5,095
4.75% 3/15/42	4,109	4,659
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (b)	9,450	9,867
4.42% 6/15/21 (b)	14,101	14,520
4.9% 10/1/26 (b)	7,765	8,444
5.3% 10/1/29 (b)	20,684	22,895
6.02% 6/15/26 (b)	13,263	15,156
8.35% 7/15/46 (b)	4,841	6,495
Tyco Electronics Group SA:
3.45% 8/1/24	2,999	3,130
7.125% 10/1/37	2,034	2,962
		93,223
IT Services - 0.3%
Fiserv, Inc.:
3.5% 7/1/29	9,101	9,561
4.4% 7/1/49	12,118	13,501
IBM Corp.:
2.5% 1/27/22	6,410	6,480
3% 5/15/24	9,867	10,206
3.5% 5/15/29	13,939	15,029
3.625% 2/12/24	8,218	8,677
4.25% 5/15/49	8,909	10,221
4.7% 2/19/46	4,068	4,922
IBM Credit LLC 2.2% 9/8/22	7,396	7,425
MasterCard, Inc. 3.8% 11/21/46	3,123	3,572
The Western Union Co. 2.85% 1/10/25	9,000	8,983
Visa, Inc.:
2.2% 12/14/20	4,684	4,702
2.75% 9/15/27	9,795	10,256
3.15% 12/14/25	7,404	7,848
4.3% 12/14/45	5,457	6,724
		128,107
Semiconductors & Semiconductor Equipment - 0.3%
Applied Materials, Inc. 4.35% 4/1/47	10,617	12,921
Broadcom Corp./Broadcom Cayman LP:
3% 1/15/22	10,066	10,181
3.5% 1/15/28	5,753	5,699
3.875% 1/15/27	6,656	6,794
Broadcom, Inc. 4.75% 4/15/29 (b)	14,053	15,027
Intel Corp.:
2.35% 5/11/22	13,970	14,131
2.45% 11/15/29	8,500	8,511
3.25% 11/15/49	8,600	8,734
3.3% 10/1/21	12,326	12,658
3.734% 12/8/47	2,684	2,949
4.1% 5/19/46	5,753	6,649
4.1% 5/11/47	1,972	2,283
Qualcomm, Inc.:
2.6% 1/30/23	6,164	6,258
4.3% 5/20/47	8,300	9,378
Texas Instruments, Inc.:
1.75% 5/1/20	3,123	3,120
4.15% 5/15/48	3,287	3,982
		129,275
Software - 0.6%
Microsoft Corp.:
1.55% 8/8/21	16,567	16,504
2.4% 2/6/22	23,010	23,327
2.7% 2/12/25	14,114	14,572
2.875% 2/6/24	9,580	9,946
3.45% 8/8/36	5,013	5,526
3.625% 12/15/23	21,489	22,905
3.7% 8/8/46	13,748	15,717
3.95% 8/8/56	4,109	4,828
4.1% 2/6/37	14,578	17,238
4.25% 2/6/47	16,274	20,177
4.45% 11/3/45	10,330	13,021
5.3% 2/8/41	1,233	1,699
Oracle Corp.:
1.9% 9/15/21	6,903	6,905
2.5% 5/15/22	7,889	7,996
2.625% 2/15/23	8,218	8,378
2.65% 7/15/26	7,396	7,537
2.95% 5/15/25	4,109	4,265
3.25% 11/15/27	14,053	14,932
3.4% 7/8/24	3,883	4,102
3.85% 7/15/36	8,325	9,193
4% 7/15/46	8,054	9,012
4% 11/15/47	9,379	10,503
4.125% 5/15/45	2,465	2,784
4.3% 7/8/34	3,184	3,717
5.375% 7/15/40	10,272	13,400
		268,184
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
2.1% 9/12/22	6,985	7,035
2.15% 2/9/22	4,109	4,139
2.25% 2/23/21	12,326	12,389
2.3% 5/11/22	6,575	6,648
2.4% 1/13/23	24,653	25,016
2.45% 8/4/26	16,928	17,190
2.7% 5/13/22	5,464	5,586
2.9% 9/12/27	11,546	12,046
2.95% 9/11/49	14,370	13,985
3% 11/13/27	8,218	8,612
3.2% 5/13/25	8,620	9,093
3.2% 5/11/27	4,577	4,856
3.75% 11/13/47	5,732	6,405
3.85% 5/4/43	10,683	11,965
4.25% 2/9/47	2,055	2,446
4.375% 5/13/45	3,854	4,663
4.5% 2/23/36	7,609	9,303
4.65% 2/23/46	4,643	5,847
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	5,859	5,927
4.9% 10/15/25 (a)	8,013	8,885
6.2% 10/15/35 (a)	3,197	3,838
6.35% 10/15/45 (a)	1,545	1,842
HP, Inc.:
4.3% 6/1/21	2,285	2,358
6% 9/15/41	1,233	1,371
Xerox Corp.:
4.5% 5/15/21	3,287	3,369
5.625% 12/15/19	822	821
		195,635

TOTAL INFORMATION TECHNOLOGY		852,989

MATERIALS - 0.7%
Chemicals - 0.5%
DowDuPont, Inc.:
4.205% 11/15/23	11,669	12,470
4.725% 11/15/28	14,089	15,961
5.319% 11/15/38	8,750	10,526
Eastman Chemical Co. 4.65% 10/15/44	2,465	2,658
Ecolab, Inc.:
2.25% 1/12/20	3,102	3,102
2.7% 11/1/26	5,424	5,572
3.95% 12/1/47	2,736	3,138
5.5% 12/8/41	335	441
LYB International Finance BV:
4% 7/15/23	4,622	4,886
4.875% 3/15/44	4,807	5,356
LYB International Finance II BV 3.5% 3/2/27	20,109	20,942
LyondellBasell Industries NV 4.625% 2/26/55	3,073	3,247
Nutrien Ltd.:
4% 12/15/26	9,368	10,018
4.2% 4/1/29	4,251	4,660
4.875% 3/30/20	1,233	1,244
5% 4/1/49	7,399	8,670
5.25% 1/15/45	2,876	3,364
5.625% 12/1/40	1,479	1,758
Praxair, Inc.:
2.2% 8/15/22	1,644	1,654
2.45% 2/15/22	3,821	3,864
3.2% 1/30/26	5,210	5,501
3.55% 11/7/42	1,644	1,751
Sherwin-Williams Co.:
2.75% 6/1/22	1,753	1,781
3.45% 6/1/27	8,817	9,299
3.8% 8/15/49	3,020	3,103
4.5% 6/1/47	7,010	8,007
The Dow Chemical Co.:
3% 11/15/22	4,026	4,117
3.15% 5/15/24	5,930	6,098
3.625% 5/15/26	6,083	6,354
4.375% 11/15/42	4,006	4,215
4.8% 11/30/28	7,026	7,948
4.8% 5/15/49	6,323	7,126
9.4% 5/15/39	2,465	4,050
The Mosaic Co.:
4.05% 11/15/27	4,733	4,933
4.25% 11/15/23	8,947	9,540
5.625% 11/15/43	3,082	3,564
Westlake Chemical Corp. 5% 8/15/46	1,644	1,782
		212,700
Containers & Packaging - 0.1%
International Paper Co.:
3.65% 6/15/24	3,883	4,086
3.8% 1/15/26	2,367	2,518
4.4% 8/15/47	7,146	7,591
4.75% 2/15/22	4,343	4,555
5.15% 5/15/46	1,488	1,717
		20,467
Metals & Mining - 0.1%
Barrick Gold Corp. 5.25% 4/1/42	3,698	4,474
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	4,732	4,827
5% 9/30/43	2,465	3,207
Newmont Goldcorp Corp. 5.45% 6/9/44	5,269	6,576
Nucor Corp.:
4% 8/1/23	2,465	2,607
5.2% 8/1/43	3,287	4,136
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 6/15/25	17,503	18,776
7.125% 7/15/28	1,644	2,220
Southern Copper Corp.:
3.875% 4/23/25	3,016	3,171
5.25% 11/8/42	4,746	5,323
Vale Overseas Ltd. 4.375% 1/11/22	3,849	4,013
Vale SA 5.625% 9/11/42	5,424	6,216
		65,546

TOTAL MATERIALS		298,713

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc.:
3.9% 6/15/23	4,643	4,880
4.85% 4/15/49	9,470	11,721
American Tower Corp.:
3.55% 7/15/27	7,026	7,361
3.7% 10/15/49	5,000	4,979
Boston Properties, Inc.:
2.75% 10/1/26	5,753	5,809
3.125% 9/1/23	1,561	1,608
4.125% 5/15/21	1,725	1,767
Duke Realty LP:
3.625% 4/15/23	2,260	2,345
3.75% 12/1/24	4,725	5,003
ERP Operating LP:
3% 4/15/23	1,540	1,584
3.25% 8/1/27	10,670	11,239
4.625% 12/15/21	4,684	4,900
Federal Realty Investment Trust 3% 8/1/22	3,904	3,989
HCP, Inc.:
3% 1/15/30	10,280	10,271
3.4% 2/1/25	6,575	6,884
3.875% 8/15/24	6,225	6,636
Health Care REIT, Inc. 3.75% 3/15/23	7,117	7,438
Kimco Realty Corp.:
3.8% 4/1/27	3,287	3,503
4.125% 12/1/46	8,218	8,708
4.45% 9/1/47	4,256	4,745
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,575	6,995
4.5% 1/15/25	6,582	6,972
4.5% 4/1/27	7,807	8,461
Simon Property Group LP:
2.625% 6/15/22	6,516	6,623
3.25% 9/13/49	9,580	9,505
3.375% 12/1/27	16,398	17,429
SITE Centers Corp. 4.625% 7/15/22	490	511
Ventas Realty LP:
3.125% 6/15/23	5,189	5,325
3.25% 10/15/26	2,876	2,959
3.5% 2/1/25	3,287	3,423
3.85% 4/1/27	7,807	8,263
4% 3/1/28	17,796	19,171
4.125% 1/15/26	1,192	1,282
4.375% 2/1/45	2,465	2,684
4.875% 4/15/49	2,340	2,773
Weingarten Realty Investors 3.5% 4/15/23	3,123	3,201
Welltower, Inc. 4.95% 9/1/48	8,218	9,936
		230,883
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,123	3,244
CBRE Group, Inc. 4.875% 3/1/26	4,684	5,226
Digital Realty Trust LP 3.7% 8/15/27	6,575	6,934
Liberty Property LP:
3.25% 10/1/26	3,829	4,007
3.375% 6/15/23	2,280	2,368
3.75% 4/1/25	3,904	4,175
4.4% 2/15/24	6,101	6,613
Mack-Cali Realty LP:
3.15% 5/15/23	3,863	3,799
4.5% 4/18/22	3,459	3,510
Tanger Properties LP:
3.75% 12/1/24	5,342	5,451
3.875% 7/15/27	5,095	5,212
		50,539

TOTAL REAL ESTATE		281,422

UTILITIES - 1.8%
Electric Utilities - 1.2%
Alabama Power Co.:
3.7% 12/1/47	4,841	5,233
3.75% 3/1/45	822	889
4.15% 8/15/44	3,821	4,351
4.3% 7/15/48	4,832	5,770
5.2% 6/1/41	3,164	3,915
AmerenUE 3.9% 9/15/42	3,041	3,376
American Electric Power Co., Inc.:
2.95% 12/15/22	3,287	3,350
4.3% 12/1/28	14,373	16,094
Appalachian Power Co.:
4.45% 6/1/45	4,931	5,797
4.5% 3/1/49	4,300	5,136
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,342	2,428
3.5% 8/15/46	2,055	2,135
Carolina Power & Light Co. 2.8% 5/15/22	3,574	3,649
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,561	1,663
Cleco Corporate Holdings LLC 3.743% 5/1/26	4,651	4,832
Commonwealth Edison Co.:
3.1% 11/1/24	8,218	8,542
3.2% 11/15/49	14,000	14,060
3.4% 9/1/21	822	841
3.65% 6/15/46	2,350	2,525
3.7% 3/1/45	2,547	2,765
3.75% 8/15/47	5,054	5,545
4% 3/1/48	5,613	6,403
4% 3/1/49	1,926	2,207
Detroit Edison Co. 2.65% 6/15/22	6,575	6,662
Duke Energy Carolinas LLC:
2.95% 12/1/26	4,931	5,133
3.2% 8/15/49	6,564	6,544
3.75% 6/1/45	1,644	1,800
3.875% 3/15/46	3,204	3,572
4% 9/30/42	3,082	3,470
Duke Energy Corp.:
1.8% 9/1/21	12,705	12,666
2.65% 9/1/26	10,971	11,050
3.75% 4/15/24	4,931	5,225
3.75% 9/1/46	7,503	7,826
3.95% 10/15/23	2,008	2,125
4.8% 12/15/45	2,292	2,751
Duke Energy Ohio, Inc. 4.3% 2/1/49	14,306	16,892
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,479	1,701
4.375% 3/30/44	1,644	1,938
Edison International 2.95% 3/15/23	6,730	6,702
Entergy Corp.:
2.95% 9/1/26	3,863	3,931
4% 7/15/22	5,457	5,688
Entergy, Inc. 4% 3/30/29	6,486	7,183
Eversource Energy:
2.9% 10/1/24	7,026	7,190
3.35% 3/15/26	5,432	5,601
Exelon Corp.:
3.95% 6/15/25	16,151	17,352
5.1% 6/15/45	904	1,103
FirstEnergy Corp.:
3.9% 7/15/27	6,985	7,474
4.85% 7/15/47	3,861	4,583
Florida Power & Light Co.:
3.125% 12/1/25	4,191	4,422
3.15% 10/1/49	5,748	5,858
3.25% 6/1/24	3,883	4,062
4.05% 10/1/44	4,453	5,153
4.125% 6/1/48	10,108	12,089
Florida Power Corp. 3.4% 10/1/46	2,055	2,114
Indiana Michigan Power Co. 3.2% 3/15/23	2,280	2,357
Northern States Power Co.:
3.4% 8/15/42	1,644	1,722
4.125% 5/15/44	3,698	4,309
NSTAR Electric Co. 3.2% 5/15/27	6,286	6,615
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	15,729	15,716
3.8% 9/30/47	8,000	8,918
PacifiCorp:
3.6% 4/1/24	3,287	3,464
4.125% 1/15/49	11,061	12,817
6% 1/15/39	5,089	7,055
Potomac Electric Power Co. 6.5% 11/15/37	3,128	4,498
PPL Capital Funding, Inc.:
3.1% 5/15/26	6,575	6,699
3.4% 6/1/23	2,199	2,262
4.2% 6/15/22	1,644	1,714
4.7% 6/1/43	1,479	1,680
PPL Electric Utilities Corp.:
3% 10/1/49	10,921	10,429
4.15% 10/1/45	2,876	3,293
Progress Energy, Inc.:
4.875% 12/1/19	1,397	1,397
6% 12/1/39	4,274	5,649
Public Service Co. of Colorado:
2.9% 5/15/25	9,039	9,304
3.8% 6/15/47	3,805	4,273
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,321	2,518
4% 6/1/44	4,109	4,596
Puget Sound Energy, Inc. 4.3% 5/20/45	5,268	6,179
Southern California Edison Co. 4% 4/1/47	8,218	8,644
Southern Co.:
2.35% 7/1/21	5,424	5,446
3.25% 7/1/26	9,039	9,373
4.4% 7/1/46	6,015	6,754
Tampa Electric Co.:
4.45% 6/15/49	9,627	11,629
6.15% 5/15/37	5,144	6,863
Virginia Electric & Power Co.:
3.1% 5/15/25	3,287	3,411
3.3% 12/1/49 (d)	6,000	6,077
3.45% 2/15/24	2,260	2,369
3.8% 4/1/28	12,253	13,359
3.8% 9/15/47	6,747	7,364
4.2% 5/15/45	1,972	2,250
4.45% 2/15/44	2,260	2,652
4.6% 12/1/48	5,818	7,166
6% 5/15/37	1,644	2,239
Wisconsin Electric Power Co. 4.25% 6/1/44	3,863	4,390
Xcel Energy, Inc.:
2.6% 3/15/22	11,423	11,549
3.35% 12/1/26	2,465	2,584
		542,949
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	11,111	11,689
Dominion Gas Holdings LLC:
2.5% 11/15/24	9,120	9,140
3.9% 11/15/49	10,000	10,043
Southern California Gas Co. 2.6% 6/15/26	10,872	10,944
		41,816
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	7,117	7,169
4.75% 6/15/46	4,281	5,000
		12,169
Multi-Utilities - 0.5%
Ameren Illinois Co. 4.5% 3/15/49	6,200	7,708
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	8,218	8,650
3.8% 7/15/48	8,218	8,933
4.5% 2/1/45	5,464	6,592
5.15% 11/15/43	1,356	1,753
CenterPoint Energy, Inc.:
2.5% 9/1/22	12,210	12,292
3.7% 9/1/49	5,000	4,996
CMS Energy Corp. 4.875% 3/1/44	4,109	4,994
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,350	2,581
4.45% 6/15/20	1,644	1,666
4.45% 3/15/44	6,575	7,710
4.5% 5/15/58	7,790	9,190
4.65% 12/1/48	8,604	10,612
5.5% 12/1/39	2,055	2,679
Consolidated Edison, Inc. 2% 5/15/21	4,536	4,538
Consumers Energy Co. 2.85% 5/15/22	5,464	5,582
Delmarva Power & Light Co. 4% 6/1/42	3,287	3,564
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.4044% 9/30/66 (a)(c)	822	755
3 month U.S. LIBOR + 2.825% 4.9294% 6/30/66 (a)(c)	822	781
3.9% 10/1/25	10,601	11,348
4.9% 8/1/41	1,644	1,937
DTE Energy Co.:
2.85% 10/1/26	4,931	4,959
3.8% 3/15/27	11,102	11,823
NiSource Finance Corp.:
3.95% 3/30/48	8,218	8,607
4.375% 5/15/47	3,928	4,395
4.8% 2/15/44	4,520	5,316
6.25% 12/15/40	2,016	2,678
NiSource, Inc. 3.49% 5/15/27	6,286	6,590
Puget Energy, Inc. 3.65% 5/15/25	6,632	6,880
San Diego Gas & Electric Co. 4.5% 8/15/40	822	933
Sempra Energy:
2.4% 3/15/20	10,195	10,201
2.875% 10/1/22	2,465	2,505
2.9% 2/1/23	2,441	2,484
3.25% 6/15/27	5,013	5,141
3.8% 2/1/38	6,970	7,182
4% 2/1/48	15,242	15,881
4.05% 12/1/23	4,109	4,360
6% 10/15/39	822	1,067
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 4.0224% 5/15/67 (a)(c)	3,475	3,112
		222,975

TOTAL UTILITIES		819,909

TOTAL NONCONVERTIBLE BONDS
(Cost $10,333,419)		11,047,245

U.S. Government and Government Agency Obligations - 44.7%
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
1.25% 8/17/21	$24,908	$24,754
1.5% 11/30/20	14,879	14,852
1.625% 10/15/24	18,450	18,394
1.75% 7/2/24	23,719	23,792
1.875% 4/5/22	26,500	26,641
1.875% 9/24/26	10,971	11,029
2% 10/5/22	30,299	30,658
2.125% 4/24/26	3,287	3,354
2.375% 1/19/23	24,595	25,140
2.625% 9/6/24	3,287	3,429
2.875% 9/12/23	6,327	6,608
Federal Home Loan Bank:
1.125% 7/14/21	10,905	10,822
1.375% 2/18/21	16,685	16,626
1.5% 8/15/24	4,070	4,042
1.875% 11/29/21	15,755	15,834
2% 9/9/22	31,225	31,500
2.5% 2/13/24	4,090	4,226
2.625% 10/1/20	14,300	14,412
3% 10/12/21	8,015	8,214
3.25% 11/16/28	19,480	21,541
5.5% 7/15/36	1,230	1,773
Freddie Mac:
1.375% 5/1/20	11,504	11,490
2.375% 1/13/22	10,683	10,842
2.75% 6/19/23	19,899	20,663
6.25% 7/15/32	6,327	9,241
6.75% 3/15/31	21,366	31,388
Tennessee Valley Authority:
5.25% 9/15/39	16,435	23,115
5.375% 4/1/56	4,434	7,038

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		431,418

U.S. Treasury Obligations - 43.8%
U.S. Treasury Bonds:
2.25% 8/15/46	52,585	52,975
2.25% 8/15/49 (e)	122,345	123,512
2.5% 2/15/45	158,832	167,835
2.5% 2/15/46	164,098	173,540
2.5% 5/15/46	98,558	104,267
2.75% 11/15/42	46,845	51,605
2.75% 8/15/47	81,353	90,480
2.75% 11/15/47	28,613	31,843
2.875% 5/15/43	92,428	103,967
2.875% 8/15/45	88,762	100,426
2.875% 11/15/46	101,020	114,811
2.875% 5/15/49	43,662	49,999
3% 11/15/44	9,522	10,984
3% 5/15/45	52,928	61,177
3% 11/15/45	70,910	82,153
3% 2/15/47	108,431	126,242
3% 5/15/47	38,686	45,041
3% 2/15/48	76,165	88,836
3% 8/15/48	54,944	64,199
3% 2/15/49	12,740	14,915
3.125% 2/15/42	72,832	85,086
3.125% 2/15/43	64,871	75,927
3.125% 8/15/44	249,248	293,197
3.125% 5/15/48	10,632	12,700
3.375% 5/15/44	137,682	168,413
3.375% 11/15/48	32,646	40,847
3.625% 8/15/43	67,582	85,528
3.625% 2/15/44	60,584	76,888
3.75% 11/15/43	47,709	61,588
3.875% 8/15/40	24,719	31,996
4.25% 5/15/39	6,605	8,911
4.25% 11/15/40	667	906
4.375% 2/15/38	21,678	29,497
4.375% 11/15/39	82	113
4.375% 5/15/40	6,574	9,057
4.375% 5/15/41	24,139	33,420
4.5% 2/15/36	81,816	110,848
4.5% 5/15/38	43,669	60,401
4.5% 8/15/39	45,277	63,040
4.625% 2/15/40	17,668	25,053
4.75% 2/15/37	66,242	93,253
4.75% 2/15/41	45,057	65,270
5% 5/15/37	320,106	463,579
5.375% 2/15/31	43,940	59,835
6.25% 5/15/30	50,255	71,625
U.S. Treasury Notes:
1.125% 2/28/21	32,797	32,565
1.125% 6/30/21	58,378	57,883
1.125% 7/31/21	222	220
1.125% 8/31/21	56,217	55,692
1.125% 9/30/21	51,222	50,738
1.25% 1/31/20	678	678
1.25% 2/29/20	42,171	42,121
1.25% 3/31/21	172,721	171,716
1.25% 10/31/21	36,708	36,431
1.25% 7/31/23	61,057	60,275
1.25% 8/31/24	270,908	266,294
1.375% 12/15/19	8	8
1.375% 1/15/20	15,666	15,661
1.375% 1/31/20	17,191	17,183
1.375% 2/15/20	38	38
1.375% 2/29/20	40,381	40,345
1.375% 3/31/20	5,448	5,443
1.375% 4/30/20	9,311	9,300
1.375% 8/31/20	34,355	34,278
1.375% 9/15/20	16,348	16,310
1.375% 9/30/20	21,037	20,985
1.375% 10/31/20	41,763	41,640
1.375% 1/31/21	16,871	16,808
1.375% 4/30/21	70,655	70,360
1.375% 5/31/21	52,905	52,670
1.375% 10/15/22	28,344	28,158
1.375% 6/30/23	53,472	53,044
1.375% 8/31/23	6,520	6,465
1.375% 9/30/23	65,010	64,431
1.375% 8/31/26	96,033	93,899
1.5% 4/15/20	11,029	11,023
1.5% 5/15/20	23,500	23,483
1.5% 5/31/20	32,567	32,539
1.5% 6/15/20	1	1
1.5% 7/15/20	2,758	2,755
1.5% 8/15/20	12,327	12,312
1.5% 9/30/21	139,514	139,160
1.5% 10/31/21 (e)	213,915	213,405
1.5% 1/31/22	3,591	3,582
1.5% 8/15/22	27,304	27,228
1.5% 2/28/23	12,368	12,326
1.5% 3/31/23	74,764	74,510
1.5% 9/30/24	200,647	199,409
1.5% 10/31/24	87,435	86,889
1.5% 8/15/26	217,512	214,436
1.625% 12/31/19	69	69
1.625% 3/15/20	23,497	23,492
1.625% 6/30/20	41,466	41,460
1.625% 7/31/20	39,100	39,090
1.625% 10/15/20	0	0
1.625% 11/30/20	77,887	77,829
1.625% 6/30/21	147,521	147,423
1.625% 8/31/22	77,394	77,436
1.625% 11/15/22	68,609	68,652
1.625% 4/30/23	38,943	38,960
1.625% 5/31/23	42,756	42,778
1.625% 10/31/23	77,386	77,422
1.625% 2/15/26	41,318	41,112
1.625% 5/15/26	4,610	4,585
1.625% 9/30/26	55,696	55,328
1.625% 8/15/29 (e)	212,772	209,614
1.75% 10/31/20	8,185	8,189
1.75% 11/15/20	12,316	12,322
1.75% 12/31/20	58,452	58,473
1.75% 7/31/21	245,675	246,001
1.75% 11/30/21	311,267	311,972
1.75% 3/31/22	96,146	96,473
1.75% 5/31/22	65,215	65,442
1.75% 6/15/22	86,678	87,020
1.75% 6/30/22	22,434	22,524
1.75% 7/15/22	61,392	61,610
1.75% 9/30/22	23,659	23,754
1.75% 1/31/23	21,070	21,161
1.75% 6/30/24	55,355	55,647
1.75% 7/31/24	382,899	384,933
1.875% 6/30/20	19,961	19,986
1.875% 12/15/20	69,871	69,993
1.875% 11/30/21	66,777	67,092
1.875% 1/31/22	45,082	45,314
1.875% 2/28/22	108,292	108,880
1.875% 3/31/22	109,147	109,786
1.875% 4/30/22	100,099	100,705
1.875% 5/31/22	13,177	13,264
1.875% 7/31/22	115,006	115,806
1.875% 8/31/22	57,252	57,662
1.875% 9/30/22	64,919	65,409
1.875% 10/31/22	22,516	22,688
1.875% 6/30/26	27,426	27,685
2% 11/30/20	26,223	26,302
2% 1/15/21	13,977	14,023
2% 2/28/21	21,678	21,757
2% 5/31/21	33,109	33,263
2% 8/31/21	88,997	89,515
2% 10/31/21	24,406	24,570
2% 12/31/21	2,806	2,827
2% 7/31/22	39,494	39,901
2% 11/30/22	121,629	123,017
2% 4/30/24	48,065	48,820
2% 5/31/24	81,133	82,451
2% 6/30/24	80,393	81,681
2% 2/15/25	2,987	3,038
2% 8/15/25	29,699	30,207
2% 11/15/26	38,758	39,458
2.125% 8/31/20	40,885	41,024
2.125% 1/31/21	2,515	2,527
2.125% 5/31/21	92,745	93,360
2.125% 6/30/21	5,966	6,008
2.125% 8/15/21	74,575	75,155
2.125% 9/30/21	35,862	36,163
2.125% 12/31/21	13,107	13,239
2.125% 5/15/22	32,876	33,273
2.125% 6/30/22	33,503	33,947
2.125% 12/31/22	113,855	115,639
2.125% 11/30/23	95,579	97,439
2.125% 2/29/24	43,241	44,113
2.125% 3/31/24	337,874	344,816
2.125% 7/31/24	10,259	10,484
2.125% 9/30/24	73,836	75,497
2.125% 11/30/24	45,312	46,355
2.125% 5/15/25	47,954	49,076
2.125% 5/31/26	93,712	96,033
2.25% 3/31/20	19,875	19,911
2.25% 3/31/21	99,289	100,018
2.25% 4/30/21	125,608	126,584
2.25% 7/31/21	26,042	26,286
2.25% 4/15/22	29,591	30,024
2.25% 12/31/23	2,408	2,467
2.25% 1/31/24	62,471	64,030
2.25% 4/30/24	301,530	309,457
2.25% 10/31/24	110,059	113,240
2.25% 11/15/24	70,614	72,647
2.25% 12/31/24	64,402	66,268
2.25% 11/15/25	87,313	90,021
2.25% 2/15/27	188,386	195,031
2.25% 8/15/27	662,903	687,322
2.25% 11/15/27	249,265	258,632
2.375% 4/30/20	1	1
2.375% 3/15/21	204,393	206,174
2.375% 4/15/21	234,192	236,333
2.375% 3/15/22	133,757	136,077
2.375% 1/31/23	34,687	35,498
2.375% 2/29/24	233,484	240,562
2.375% 8/15/24	64,747	66,902
2.375% 5/15/27	73,400	76,706
2.375% 5/15/29	167,927	176,507
2.5% 5/31/20	55,765	55,989
2.5% 1/31/21	64,674	65,262
2.5% 2/28/21	47,309	47,769
2.5% 1/15/22	209,097	212,887
2.5% 2/15/22	384,016	391,231
2.5% 3/31/23	31,095	31,992
2.5% 8/15/23	79,851	82,374
2.5% 1/31/24	209,392	216,680
2.5% 5/15/24	78,479	81,397
2.5% 1/31/25	122,879	127,991
2.5% 2/28/26	74,840	78,333
2.625% 7/31/20	17,966	18,078
2.625% 8/15/20	17,559	17,674
2.625% 11/15/20	1	1
2.625% 5/15/21	438,576	444,470
2.625% 6/15/21	70,232	71,228
2.625% 7/15/21	178,984	181,676
2.625% 12/15/21	212,877	217,151
2.625% 6/30/23	316,993	328,088
2.625% 12/31/23	93,500	97,174
2.625% 3/31/25	13,181	13,821
2.625% 12/31/25	110,580	116,450
2.625% 2/15/29	220,670	236,539
2.75% 11/30/20	73,475	74,235
2.75% 4/30/23	51,399	53,324
2.75% 5/31/23	260,039	270,014
2.75% 8/31/23	150,219	156,363
2.75% 11/15/23	59,020	61,547
2.75% 2/15/24	111,439	116,476
2.75% 2/28/25	17,306	18,255
2.75% 6/30/25	16,978	17,945
2.75% 2/15/28	106,183	114,296
2.875% 10/31/20	3,228	3,262
2.875% 9/30/23	224,937	235,357
2.875% 10/31/23	156,060	163,411
2.875% 11/30/23	154,655	162,092
2.875% 4/30/25	55,513	58,969
2.875% 5/31/25	99,228	105,469
2.875% 5/15/28	144,444	157,128
2.875% 8/15/28	266,514	290,345
3% 10/31/25	23,647	25,377
3.125% 5/15/21	41,808	42,674
3.125% 11/15/28	75,843	84,331
3.5% 5/15/20	1,510	1,522
3.625% 2/15/20	7,574	7,602
3.625% 2/15/21	32,706	33,450

TOTAL U.S. TREASURY OBLIGATIONS		19,924,898

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $19,692,282)		20,356,316

U.S. Government Agency - Mortgage Securities - 26.7%
Fannie Mae - 11.5%
12 month U.S. LIBOR + 1.510% 3.848% 11/1/34 (a)(c)	3,354	3,479
12 month U.S. LIBOR + 1.640% 4.591% 4/1/41 (a)(c)	1,132	1,171
12 month U.S. LIBOR + 1.880% 4.542% 11/1/34 (a)(c)	275	288
2.5% 3/1/25 to 11/1/49	329,957	333,308
3% 1/1/22 to 10/1/49	1,448,163	1,484,350
3.5% 5/1/20 to 7/1/49	1,341,778	1,394,392
3.5% 6/1/49	300	308
4% 5/1/20 to 4/1/49	1,210,947	1,271,841
4% 11/1/41	19	20
4.5% 12/1/19	0	0
4.5% 12/1/19	0	0
4.5% 12/1/19	0	0
4.5% 12/1/19	0	0
4.5% 12/1/19	0	0
4.5% 12/1/19	0	0
4.5% to 4.5% 1/1/20 to 6/1/49	432,704	459,947
5% 12/1/20 to 10/1/49	160,451	173,369
5.5% 7/1/23 to 5/1/49	87,665	97,691
6% to 6% 2/1/23 to 7/1/41	21,821	24,960
6.5% 3/1/22 to 6/1/40	8,125	9,438

TOTAL FANNIE MAE		5,254,562

Freddie Mac - 6.7%
12 month U.S. LIBOR + 1.952% 4.676% 9/1/37 (a)(c)	388	406
U.S. TREASURY 1 YEAR INDEX + 1.716% 4.408% 3/1/36 (a)(c)	2,280	2,385
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.61% 12/1/35 (a)(c)	1,395	1,467
U.S. TREASURY 1 YEAR INDEX + 2.250% 4.872% 3/1/35 (a)(c)	693	727
2.5% 1/1/22 to 10/1/49	213,647	216,037
3% 1/1/24 to 12/1/49	778,853	798,538
3% 8/1/47	571	584
3.5% 8/1/20 to 11/1/49	1,081,545	1,121,938
3.5% 8/1/47	1,659	1,720
3.5% 9/1/47	407	422
3.5% 9/1/47	21,068	22,079
3.5% 10/1/48	309	318
3.5% 11/1/48	295	305
4% 4/1/25 to 4/1/49	531,697	558,397
4.5% 6/1/25 to 6/1/49	231,665	245,700
5% 4/1/23 to 8/1/49	43,402	47,184
5.5% 5/1/23 to 6/1/41	21,782	24,456
6% 4/1/32 to 8/1/37	672	760
6.5% 8/1/36 to 12/1/37	168	196

TOTAL FREDDIE MAC		3,043,619

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	73	74
2.5% 12/1/31	5	5
2.5% 1/1/32	74	75
2.5% 2/1/32	148	150

TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		304

Ginnie Mae - 7.7%
3.5% 10/15/40 to 3/20/49	1,186,843	1,238,224
4% 1/15/25 to 3/20/49	642,009	673,297
5% 1/20/39 to 3/20/49	130,419	140,186
2.5% 10/20/42 to 11/20/49	24,900	25,131
2.5% 12/1/49 (d)	8,400	8,460
3% 4/15/42 to 4/20/49	640,508	661,710
3% 12/1/49 (d)	74,300	76,361
3% 12/1/49 (d)	58,100	59,711
3% 12/1/49 (d)	65,100	66,906
3.5% 12/1/49 (d)	40,300	41,651
4% 12/1/49 (d)	61,000	63,340
4% 12/1/49 (d)	23,000	23,882
4.5% 3/20/33 to 4/20/49	343,567	364,046
4.5% 12/1/49 (d)	11,300	11,809
5% 12/1/49 (d)	4,300	4,533
5.5% 10/20/32 to 1/20/49	19,574	21,682
5.5% 12/1/49 (d)	500	528
6% to 6% 5/20/34 to 12/15/40	6,204	7,070
6.5% 8/20/36 to 1/15/39	1,182	1,372

TOTAL GINNIE MAE		3,489,899

Uniform Mortgage Backed Securities - 0.8%
2.5% 12/1/34 (d)	47,600	48,020
2.5% 12/1/49 (d)	20,300	20,097
3% 12/1/34 (d)	3,050	3,121
3% 12/1/34 (d)	16,500	16,887
3% 12/1/49 (d)	119,900	121,595
3.5% 12/1/34 (d)	7,900	8,186
3.5% 12/1/49 (d)	65,000	66,727
4% 12/1/34 (d)	1,900	1,981
4% 12/1/49 (d)	47,600	49,385
4.5% 12/1/49 (d)	24,700	25,949
5% 12/1/49 (d)	6,900	7,371
5.5% 12/1/49 (d)	2,800	3,018

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		372,337

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $11,990,423)		12,160,721

Asset-Backed Securities - 0.2%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$3,780	$3,779
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	7,848	7,962
Chase Issuance Trust:
Series 2012-A7 Class A7, 2.16% 9/15/24	7,663	7,732
Series 2015-A4 Class A, 1.84% 4/15/22	3,904	3,903
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	3,841	4,082
Series 2018-A6 Class A6, 3.21% 12/7/24	7,807	8,097
2.19% 11/20/23	4,667	4,701
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	8,875	8,874
Series 2017-A4 Class A4, 2.53% 10/15/26	1,544	1,572
Series 2018-A1 Class A1, 3.03% 8/15/25	15,778	16,325
Ford Credit Auto Owner Trust Series 2016-C Class A3, 1.22% 3/15/21	842	842
Ford Credit Floorplan Master Owner Trust:
Series 2015-2 Class A1, 1.98% 1/15/22	7,807	7,807
Series 2018-2 Class A, 3.17% 3/15/25	15,654	16,146
Honda Auto Receivables Owner Trust Series 2016-4 Class A3, 1.21% 12/18/20	769	768
TOTAL ASSET-BACKED SECURITIES
(Cost $90,659)		92,590

Commercial Mortgage Securities - 1.8%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	19,758	20,792
Benchmark Mortgage Trust:
Series 2019-B12 Class A5, 3.1156% 8/15/52	21,765	22,715
Series 2019-B9 Class A5, 4.0156% 3/15/52	19,271	21,488
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	24,758	26,236
Series 2015-GC29 Class A4, 3.192% 4/10/48	9,350	9,756
Series 2015-P1 Class A5, 3.717% 9/15/48	4,820	5,165
Series 2016-C1 Class A4, 3.209% 5/10/49	15,252	15,983
Series 2016-P4:
Class A4, 2.902% 7/10/49	17,668	18,204
Class AAB, 2.779% 7/10/49	10,149	10,329
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	26,409	28,051
Series 2013-CR7 Class A4, 3.213% 3/10/46	11,546	11,876
Series 2014-LC15 Class A4, 4.006% 4/10/47	8,801	9,395
Series 2013-CR6 Class A4, 3.101% 3/10/46	15,421	15,836
Series 2015-CR22 Class A5, 3.309% 3/10/48	15,963	16,709
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	10,325	10,993
Series 2019-C17:
Class A4, 2.7628% 9/15/52	15,495	15,663
Class A5, 3.0161% 9/15/52	15,495	15,963
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	10,312	10,319
Series K034 Class A2, 3.531% 7/25/23	7,396	7,785
Series K057 Class A2, 2.57% 7/25/26	13,112	13,493
Series K080 Class A2, 3.926% 7/25/28	13,633	15,307
Series 2017-K727 Class A2, 2.946% 7/25/24	21,990	22,730
Series K-1510 Class A2, 3.718% 1/25/31	12,204	13,729
Series K013 Class A2, 3.974% 1/25/21	9,512	9,680
Series K020 Class A2, 2.373% 5/25/22	8,546	8,625
Series K036 Class A2, 3.527% 10/25/23	7,375	7,782
Series K046 Class A2, 3.205% 3/25/25	27,365	28,932
Series K047 Class A2, 3.329% 5/25/25	3,172	3,375
Series K053 Class A2, 2.995% 12/25/25	5,844	6,141
Series K056 Class A2, 2.525% 5/25/26	17,052	17,498
Series K062 Class A1, 3.032% 9/25/26	16,640	17,351
Series K064 Class A2, 3.224% 3/25/27	14,175	15,138
Series K068 Class A2, 3.244% 8/25/27	19,564	20,951
Series K079 Class A2, 3.926% 6/25/28	6,394	7,178
Series K094 Class A2, 2.903% 6/25/29	42,266	44,626
Series K730 Class A2, 3.59% 1/25/25	31,786	33,825
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	7,587	7,711
Series 2014-GC26 Class A4, 3.364% 11/10/47	20,462	21,431
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	16,444	17,231
Series 2014-C21 Class A5, 3.7748% 8/15/47	27,734	29,502
Series 2014-C23 Class A5, 3.9342% 9/15/47	7,848	8,417
Series 2014-C24 Class A5, 3.6385% 11/15/47	21,419	22,720
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	7,396	7,851
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	14,521	14,869
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,686	13,901
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (a)	6,756	7,125
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.2987% 8/15/46 (a)	15,525	16,531
Series 2015-C27 Class ASB, 3.557% 12/15/47	3,879	4,049
Series 2016-C28 Class ASB, 3.288% 1/15/49	7,461	7,713
Series 2015-C20 Class A4, 3.249% 2/15/48	12,100	12,630
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2019-C52 Class A5, 2.892% 8/15/52	26,608	27,199
Series 2018-C48 Class A5, 4.302% 1/15/52	16,065	18,156
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	8,218	8,443
Series 2014-C25 Class A5, 3.631% 11/15/47	11,874	12,588
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $811,791)		837,686

Municipal Securities - 0.4%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	7,990	14,017
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	1,950	3,208
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	$20,340	$33,006
Series 2018, 3.5% 4/1/28	10,590	11,542
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	6,305	7,080
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	1,915	1,936
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	13,495	14,524
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	6,245	8,026
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	7,765	12,863
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,095	5,531
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	3,880	4,020
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	3,863	6,203
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	7,415	10,878
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	8,815	11,415
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,065	7,234
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	4,255	5,655
Series 2010 164, 5.647% 11/1/40	4,280	5,832
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	4,650	4,643
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	5,190	7,049
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	9,296	12,134
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	825	1,128
Series 2015 AP, 3.931% 5/15/45	3,075	3,392
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	3,905	4,838
TOTAL MUNICIPAL SECURITIES
(Cost $163,039)		196,154

Foreign Government and Government Agency Obligations - 1.1%
Alberta Province:
1.9% 12/6/19	$7,807	$7,807
3.3% 3/15/28	3,204	3,500
Banque Centrale de Tunisie 1.416% 8/5/21	6,985	6,940
Canadian Government 2% 11/15/22	3,885	3,922
Chilean Republic:
3.125% 1/21/26	1,000	1,046
3.24% 2/6/28	9,533	10,063
3.25% 9/14/21	7,396	7,542
3.86% 6/21/47	4,931	5,509
Colombian Republic:
2.625% 3/15/23	6,225	6,235
3.875% 4/25/27	18,572	19,541
4% 2/26/24	4,139	4,339
4.5% 1/28/26	1,000	1,085
4.5% 3/15/29	5,333	5,866
5% 6/15/45	9,894	11,366
5.625% 2/26/44	6,389	7,841
6.125% 1/18/41	3,904	4,989
Hungarian Republic 5.75% 11/22/23	15,530	17,539
Israeli State:
3.25% 1/17/28	11,825	12,744
4% 6/30/22	5,753	6,039
Italian Republic:
2.375% 10/17/24	5,000	4,895
2.875% 10/17/29	7,000	6,703
4% 10/17/49	4,800	4,668
6.875% 9/27/23	4,931	5,659
Jordanian Kingdom 3% 6/30/25	2,059	2,181
Manitoba Province:
2.1% 9/6/22	1,561	1,573
2.125% 5/4/22	3,287	3,312
3.05% 5/14/24	1,233	1,294
Ontario Province:
2.25% 5/18/22	4,782	4,835
2.3% 6/15/26	11,728	11,963
2.4% 2/8/22	4,281	4,338
2.5% 4/27/26	4,109	4,240
2.55% 2/12/21	8,094	8,165
3.05% 1/29/24	9,580	10,037
Panamanian Republic:
3.75% 3/16/25	3,260	3,455
3.875% 3/17/28	7,889	8,589
4% 9/22/24	4,118	4,401
4.3% 4/29/53	4,663	5,380
4.5% 4/16/50	5,588	6,569
5.2% 1/30/20	1,544	1,557
Peruvian Republic:
2.844% 6/20/30	9,580	9,894
4.125% 8/25/27	11,881	13,310
5.625% 11/18/50	5,875	8,570
6.55% 3/14/37	2,527	3,678
Philippine Republic:
3% 2/1/28	15,613	16,229
3.95% 1/20/40	6,656	7,648
4.2% 1/21/24	4,087	4,405
6.375% 10/23/34	8,526	12,062
6.5% 1/20/20	5,049	5,082
Polish Government:
3.25% 4/6/26	5,424	5,778
4% 1/22/24	3,739	4,016
5% 3/23/22	11,915	12,783
Province of British Columbia 2.25% 6/2/26	3,098	3,164
Province of Quebec:
2.375% 1/31/22	3,123	3,162
2.5% 4/20/26	4,651	4,801
2.75% 8/25/21	16,435	16,702
2.75% 4/12/27	3,904	4,102
2.875% 10/16/24	1,705	1,788
Ukraine Government 1.471% 9/29/21	8,464	8,425
United Mexican States:
3.625% 3/15/22	2,466	2,548
3.75% 1/11/28	7,396	7,685
4% 10/2/23	15,408	16,328
4.125% 1/21/26	2,745	2,935
4.15% 3/28/27	9,580	10,233
4.35% 1/15/47	11,842	12,290
4.6% 1/23/46	4,766	5,103
4.6% 2/10/48	14,422	15,562
4.75% 3/8/44	7,970	8,685
5.55% 1/21/45	3,218	3,921
6.05% 1/11/40	3,944	5,082
Uruguay Republic:
4.125% 11/20/45	3,903	4,161
4.375% 1/23/31	13,021	14,433
4.975% 4/20/55	4,840	5,695
5.1% 6/18/50	4,729	5,651
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $485,191)		513,638

Supranational Obligations - 1.1%
African Development Bank:
1.25% 7/26/21	7,716	7,657
2.375% 9/23/21	2,383	2,411
Asian Development Bank:
1.5% 1/22/20	3,904	3,902
1.5% 10/18/24	18,500	18,329
1.75% 9/13/22	11,728	11,752
1.875% 2/18/22	1,644	1,651
2% 4/24/26	5,177	5,239
2.125% 11/24/21	3,965	3,997
2.25% 1/20/21	2,423	2,437
2.5% 11/2/27	5,505	5,769
2.625% 1/30/24	12,358	12,812
2.625% 1/12/27	5,342	5,631
2.75% 3/17/23	7,873	8,140
2.75% 1/19/28	4,026	4,305
Council of Europe Development Bank 1.625% 3/16/21	3,098	3,090
European Bank for Reconstruction & Development:
1.125% 8/24/20	3,854	3,835
2.125% 3/7/22	3,854	3,890
European Investment Bank:
1.375% 6/15/20	2,240	2,235
1.375% 9/15/21	14,439	14,359
1.625% 6/15/21	5,753	5,748
1.875% 2/10/25	2,465	2,491
2% 3/15/21	3,920	3,933
2% 12/15/22	11,642	11,753
2.125% 10/15/21	2,334	2,352
2.25% 3/15/22	13,066	13,233
2.25% 8/15/22	1,545	1,568
2.25% 6/24/24	18,585	19,052
2.375% 6/15/22	11,504	11,706
2.375% 5/24/27	3,287	3,419
2.5% 4/15/21	3,821	3,860
2.5% 3/15/23	17,257	17,713
2.5% 10/15/24	4,705	4,878
2.875% 9/15/20	7,396	7,461
2.875% 8/15/23	8,702	9,084
3.125% 12/14/23	11,341	11,992
3.25% 1/29/24	1,644	1,746
Inter-American Development Bank:
1.25% 9/14/21	6,040	5,994
1.75% 4/14/22	1,540	1,542
1.75% 9/14/22	5,054	5,064
1.875% 6/16/20	4,331	4,332
1.875% 3/15/21	3,204	3,211
2% 6/2/26	3,287	3,328
2.125% 1/18/22	5,013	5,058
2.125% 1/15/25	1,504	1,532
2.25% 6/18/29	15,711	16,237
2.375% 7/7/27	5,530	5,739
2.5% 1/18/23	5,719	5,859
2.625% 4/19/21	7,817	7,906
3% 10/4/23	2,938	3,080
4.375% 1/24/44	3,287	4,493
International Bank for Reconstruction & Development:
1.125% 8/10/20	16,271	16,192
1.375% 5/24/21	4,650	4,629
1.375% 9/20/21	4,297	4,275
1.5% 8/28/24	16,286	16,126
1.625% 3/9/21	4,931	4,925
1.625% 2/10/22	3,204	3,200
1.75% 4/19/23	5,505	5,518
1.875% 10/7/22	13,970	14,052
1.875% 6/19/23	11,208	11,280
1.875% 10/27/26	3,911	3,933
2% 1/26/22	26,647	26,824
2.25% 6/24/21	13,210	13,321
2.5% 3/19/24	3,123	3,225
2.5% 11/25/24	4,684	4,859
2.5% 7/29/25	3,114	3,243
2.75% 7/23/21	7,930	8,066
7.625% 1/19/23	22,512	26,506
International Finance Corp.:
1.125% 7/20/21	5,383	5,333
1.625% 7/16/20	2,359	2,357
2.25% 1/25/21	1,537	1,546
2.875% 7/31/23	3,540	3,684
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $501,747)		509,899

Bank Notes - 0.2%
Bank of America NA 6% 10/15/36	2,075	2,839
Citibank NA 3.65% 1/23/24	20,544	21,730
Discover Bank 3.45% 7/27/26	10,477	10,843
KeyBank NA 2.5% 12/15/19	3,431	3,432
RBS Citizens NA:
2.65% 5/26/22	$16,747	$16,952
3.75% 2/18/26	11,093	11,836
SunTrust Banks, Inc. 3.3% 5/15/26	6,245	6,504
U.S. Bank NA, Cincinnati 3.4% 7/24/23	8,218	8,613
TOTAL BANK NOTES
(Cost $79,188)		82,749
	Shares	Value (000s)

Money Market Funds - 0.8%
Fidelity Cash Central Fund 1.61% (f)
(Cost $341,465)	341,398,470	341,467
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 0.9%
Investments in repurchase agreements in a joint trading account at 1.69%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Government Obligations) # (g)
(Cost $400,460)	400,516	400,460
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $44,889,664)		46,538,925
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(1,018,164)
NET ASSETS - 100%		$45,520,761

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $377,122,000 or 0.8% of net assets.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,996
Total	$1,996

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/Counterparty	Value
$400,460,000 due 12/2/19 at 1.69%	000's
JPMorgan Securities LLC	$400,460

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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